Capital World Bond Fund®
Investment portfolio
September 30, 2023
unaudited

Bonds, notes & other debt instruments 92.60% Euros 16.99%	Principal amount (000)	Value (000)
AbbVie, Inc. 1.25% 11/18/2031	EUR1,814	$1,576
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	23,220	19,581
Altria Group, Inc. 2.20% 6/15/2027	4,275	4,187
American Medical Systems Europe BV 1.375% 3/8/2028	940	889
American Tower Corp. 0.45% 1/15/2027	2,095	1,949
American Tower Corp. 0.875% 5/21/2029	1,420	1,226
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	1,875	1,807
Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	461	451
AT&T, Inc. 3.55% 11/18/2025	2,970	3,106
AT&T, Inc. 1.60% 5/19/2028	2,290	2,168
AT&T, Inc. 2.05% 5/19/2032	6,250	5,485
AT&T, Inc. 4.30% 11/18/2034	1,450	1,478
Austria (Republic of) 0% 2/20/2031	45,322	37,662
Austria (Republic of) 0.90% 2/20/2032	15,195	13,213
Austria (Republic of) 0.70% 4/20/2071	290	115
Autostrade per l’Italia SpA 2.00% 1/15/2030	4,000	3,539
Autostrade per l’Italia SpA 2.25% 1/25/2032	1,100	935
AXA SA 4.25% 3/10/2043 (3-month EUR-EURIBOR + 3.60% on 3/10/2033)[1]	2,000	1,909
Banco de Sabadell, SA 2.625% 3/24/2026 (5-year EUR Mid-Swap + 2.20% on 3/24/2025)[1]	3,600	3,660
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	17,000	17,650
Banco Santander, SA 3.25% 4/4/2026	7,200	7,370
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	2,774
Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	3,760
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,498
BAT International Finance PLC 2.75% 3/25/2025	7,000	7,277
Belgium (Kingdom of) 3.45% 6/22/2043	910	904
Belgium (Kingdom of) 3.30% 6/22/2054	1,210	1,128
Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	878
Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	7,560	6,181
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	17,710	18,000
Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	515
BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,429
BP Capital Markets PLC 1.231% 5/8/2031	3,200	2,743
BPCE 0.875% 1/31/2024	700	732
BPCE 1.00% 4/1/2025	10,900	10,980
BPCE 4.50% 1/13/2033	8,800	9,057
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,000	3,634
Bulgaria (Republic of) 4.50% 1/27/2033	5,575	5,703
Caisse d’Amortissement de la Dette Sociale 0.60% 11/25/2029	1,600	1,429
CaixaBank, SA 1.375% 6/19/2026	9,800	9,558
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	16,185
Celanese US Holdings, LLC 4.777% 7/19/2026	3,020	3,173
Celanese US Holdings, LLC 0.625% 9/10/2028	1,500	1,269
Comcast Corp. 0% 9/14/2026	7,770	7,329
Capital World Bond Fund — Page 1 of 48

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Comcast Corp. 0.25% 5/20/2027	EUR6,700	$6,217
Comcast Corp. 0.25% 9/14/2029	8,195	7,004
Comcast Corp. 1.25% 2/20/2040	1,300	891
Credit Agricole SA 0.50% 6/24/2024	900	928
Daimler Truck International Finance BV 1.625% 4/6/2027	2,000	1,944
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	13,900	11,671
Deutsche Bank AG 4.00% 6/24/2032 (3-month EUR-EURIBOR + 3.30% on 6/24/2027)[1]	8,300	7,849
DH Europe Finance II SARL 0.45% 3/18/2028	1,957	1,783
Dow Chemical Co. (The) 1.875% 3/15/2040	500	351
E.ON SE 1.625% 3/29/2031	5,260	4,711
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	12,400	10,807
Equinix, Inc. 0.25% 3/15/2027	5,995	5,542
Equinor ASA 1.375% 5/22/2032	1,041	897
Estonia (Republic of) 4.00% 10/12/2032	1,010	1,072
European Financial Stability Facility 0.40% 2/17/2025	26,000	26,327
European Investment Bank 0% 1/14/2031	2,020	1,681
European Investment Bank 0.25% 1/20/2032	39,400	32,425
European Investment Bank 1.50% 6/15/2032	6,160	5,609
European Union 0% 11/4/2025	350	346
European Union 0% 3/4/2026	3,590	3,512
European Union 0% 7/6/2026	12,700	12,256
European Union 0.25% 10/22/2026	4,945	4,772
European Union 0% 6/2/2028	19,680	17,902
European Union 0% 10/4/2028	800	717
European Union 0% 7/4/2031	4,680	3,818
European Union 0% 7/4/2035	1,355	949
European Union 0.20% 6/4/2036	11,650	8,108
European Union 2.625% 2/4/2048	400	347
Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	2,100	1,864
Finland (Republic of) 3.00% 9/15/2033	20,400	20,832
Finland (Republic of) 2.75% 4/15/2038	2,500	2,384
French Republic O.A.T. 0.50% 5/25/2025	4,860	4,903
French Republic O.A.T. 0% 2/25/2027	2,000	1,902
French Republic O.A.T. 0.75% 2/25/2028	22,000	21,007
French Republic O.A.T. 0% 11/25/2030	75,900	64,077
French Republic O.A.T. 0% 11/25/2031	1,020	831
French Republic O.A.T. 2.00% 11/25/2032	24,675	23,384
French Republic O.A.T. 1.25% 5/25/2034	6,500	5,539
French Republic O.A.T. 0.50% 5/25/2040	23,630	15,124
French Republic O.A.T. 0.50% 6/25/2044	1,370	777
French Republic O.A.T. 2.00% 5/25/2048	1,340	1,012
French Republic O.A.T. 0.75% 5/25/2052	22,290	11,137
French Republic O.A.T. 3.00% 5/25/2054	16,850	14,996
French Republic O.A.T. 1.75% 5/25/2066	360	221
General Electric Co. 4.125% 9/19/2035[2]	500	519
Germany (Federal Republic of) 2.50% 3/13/2025	40,550	42,341
Germany (Federal Republic of) 0% 10/9/2026	1,500	1,454
Germany (Federal Republic of) 0.25% 2/15/2027	11,665	11,318
Germany (Federal Republic of) 0% 4/16/2027	5	5
Germany (Federal Republic of) 0% 8/15/2030	6,550	5,767
Germany (Federal Republic of) 0% 8/15/2030	3,026	2,668
Germany (Federal Republic of) 1.70% 8/15/2032	41,105	39,858
Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,030
Germany (Federal Republic of) 1.00% 5/15/2038	6,535	5,299
Capital World Bond Fund — Page 2 of 48

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 8/15/2050	EUR25,740	$12,488
Germany (Federal Republic of) 0% 8/15/2050	260	127
Greece (Hellenic Republic of) 2.00% 4/22/2027	2,200	2,197
Greece (Hellenic Republic of) 3.875% 6/15/2028	116,290	123,177
Greece (Hellenic Republic of) 1.50% 6/18/2030	17,690	15,927
Greece (Hellenic Republic of) 0.75% 6/18/2031	4,900	4,048
Greece (Hellenic Republic of) 1.75% 6/18/2032	21,560	18,863
Greece (Hellenic Republic of) 4.25% 6/15/2033	11,020	11,578
Greece (Hellenic Republic of) 4.375% 7/18/2038	15,600	16,026
Greece (Hellenic Republic of) 1.875% 1/24/2052	52,000	30,784
Honeywell International, Inc. 0.75% 3/10/2032	2,530	2,050
Hungary (Republic of) 5.375% 9/12/2033	1,940	1,983
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	6,653
Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,121
Ireland (Republic of) 0.20% 5/15/2027	30	29
Ireland (Republic of) 0.20% 10/18/2030	8,320	7,173
Ireland (Republic of) 0% 10/18/2031	23,290	19,137
Ireland (Republic of) 1.30% 5/15/2033	2,480	2,197
Ireland (Republic of) 3.00% 10/18/2043	13,990	13,589
Ireland (Republic of) 1.50% 5/15/2050	3,290	2,202
Israel (State of) 2.875% 1/29/2024	7,700	8,126
Italy (Republic of) 0.85% 1/15/2027	12,395	11,865
Italy (Republic of) 0.25% 3/15/2028	13,320	11,911
Italy (Republic of) 2.80% 12/1/2028	28,044	27,820
Italy (Republic of) 1.35% 4/1/2030	690	608
Italy (Republic of) 1.65% 12/1/2030	10,580	9,304
Italy (Republic of) 1.45% 3/1/2036	2,200	1,600
Italy (Republic of) 1.80% 3/1/2041	390	261
Italy (Republic of) 4.45% 9/1/2043	1,770	1,723
Italy (Republic of) 2.15% 9/1/2052	2,770	1,666
Italy Buoni Poliennali Del Tesoro 0.90% 4/1/2031	50,620	41,593
KfW 0.125% 6/30/2025	4,585	4,571
KfW 0% 12/15/2027	1,081	995
Lithuania (Republic of) 3.875% 6/14/2033	2,000	2,063
Luxembourg (Grand Duchy of) 0% 9/14/2032	271	215
Mastercard, Inc. 1.00% 2/22/2029	1,425	1,308
Medtronic Global Holdings SCA 1.125% 3/7/2027	3,020	2,908
Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	6,599
Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	737
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	4,838
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[1]	12,730	11,975
Morgan Stanley 5.148% 1/25/2034 (3-month EUR-EURIBOR + 1.954% on 1/25/2033)[1]	6,093	6,617
Nasdaq, Inc. 4.50% 2/15/2032	1,405	1,475
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	7,126
Netflix, Inc. 3.875% 11/15/2029[2]	3,800	3,906
Orange 2.00% 1/15/2029	400	387
Philip Morris International, Inc. 0.80% 8/1/2031	4,800	3,859
Philippines (Republic of) 0.70% 2/3/2029	3,480	3,053
Portuguese Republic 2.125% 10/17/2028	2,280	2,293
Portuguese Republic 1.95% 6/15/2029	60	59
Portuguese Republic 0.475% 10/18/2030	9,770	8,482
Portuguese Republic 1.65% 7/16/2032	960	870
Portuguese Republic 3.50% 6/18/2038	21,170	21,260
Portuguese Republic 1.15% 4/11/2042	830	549
Portuguese Republic 1.00% 4/12/2052	310	158
Capital World Bond Fund — Page 3 of 48

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Prologis Euro Finance, LLC 4.25% 1/31/2043	EUR2,000	$1,841
Public Storage Operating Co. 0.50% 9/9/2030	2,490	2,023
Quebec (Province of) 0.25% 5/5/2031	5,980	4,926
Quebec (Province of) 0.50% 1/25/2032	9,030	7,410
Romania 3.624% 5/26/2030	11,390	10,387
Serbia (Republic of) 1.50% 6/26/2029	4,353	3,551
Serbia (Republic of) 2.05% 9/23/2036	11,570	7,281
Shell International Finance BV 1.50% 4/7/2028	3,350	3,205
Spain (Kingdom of) 2.75% 10/31/2024	17,030	17,812
Spain (Kingdom of) 0% 1/31/2027	14,425	13,610
Spain (Kingdom of) 0.80% 7/30/2027	13,890	13,304
Spain (Kingdom of) 1.40% 7/30/2028	6,735	6,474
Spain (Kingdom of) 1.45% 4/30/2029	10,215	9,687
Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,492
Spain (Kingdom of) 0.50% 10/31/2031	5,903	4,864
Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,418
Spain (Kingdom of) 3.15% 4/30/2033	9,330	9,309
Spain (Kingdom of) 3.55% 10/31/2033	55,540	56,974
Spain (Kingdom of) 1.85% 7/30/2035	260	220
Spain (Kingdom of) 3.90% 7/30/2039	2,350	2,378
Spain (Kingdom of) 1.00% 7/30/2042	690	421
Spain (Kingdom of) 3.45% 7/30/2043	580	538
Spain (Kingdom of) 2.70% 10/31/2048	4,700	3,694
Spain (Kingdom of) 1.00% 10/31/2050	1,000	496
Spain (Kingdom of) 1.90% 10/31/2052	2,340	1,446
Spain (Kingdom of) 1.45% 10/31/2071	200	87
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,066
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	733
Stellantis NV 0.75% 1/18/2029	1,500	1,312
Stellantis NV 1.25% 6/20/2033	3,000	2,298
Stryker Corp. 0.25% 12/3/2024	2,580	2,609
Stryker Corp. 0.75% 3/1/2029	5,230	4,673
Stryker Corp. 1.00% 12/3/2031	2,410	2,013
Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,037
Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030	913	782
Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	363
TotalEnergies Capital International SA 1.491% 9/4/2030	2,200	1,997
TotalEnergies SE 1.75% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.765% on 4/4/2024)[1]	7,500	7,770
Tunisia (Republic of) 5.625% 2/17/2024	38,378	36,000
Tunisia (Republic of) 6.375% 7/15/2026	9,500	6,077
Ukraine 6.75% 6/20/2028[3]	13,243	3,648
Ukraine 4.375% 1/27/2032[3]	15,050	3,842
Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,272
Verizon Communications, Inc. 4.25% 10/31/2030	470	496
Verizon Communications, Inc. 0.75% 3/22/2032	6,025	4,791
Verizon Communications, Inc. 4.75% 10/31/2034	540	581
Visa, Inc. 1.50% 6/15/2026	1,765	1,758
Visa, Inc. 2.00% 6/15/2029	2,430	2,341
Volkswagen Financial Services Aktiengesellschaft 1.375% 10/16/2023	5,480	5,788
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[1]	3,000	2,582
Capital World Bond Fund — Page 4 of 48

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	EUR3,000	$2,916
Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-EURIBOR + 2.95% on 9/17/2050)[1]	2,000	1,694
		1,529,193
Japanese yen 6.26%
Banque Federative du Credit Mutuel 0.443% 10/12/2023	JPY100,000	669
Japan, Series 18, 0.10% 3/10/2024[4]	2,715,840	18,528
Japan, Series 341, 0.30% 12/20/2025	1,567,450	10,547
Japan, Series 21, 0.10% 3/10/2026[4]	1,613,070	11,258
Japan, Series 346, 0.10% 3/20/2027	2,907,900	19,424
Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,671
Japan, Series 23, 0.10% 3/10/2028[4]	7,582,350	53,529
Japan, Series 352, 0.10% 9/20/2028	11,966,700	79,204
Japan, Series 24, 0.10% 3/10/2029[4]	659,291	4,650
Japan, Series 26, 0.005% 3/10/2031[4]	2,539,273	18,062
Japan, Series 362, 0.10% 3/20/2031	4,272,600	27,596
Japan, Series 363, 0.10% 6/20/2031	850,000	5,473
Japan, Series 152, 1.20% 3/20/2035	7,223,300	49,918
Japan, Series 161, 0.60% 6/20/2037	2,535,250	15,953
Japan, Series 162, 0.60% 9/20/2037	10,420,000	65,341
Japan, Series 173, 0.40% 6/20/2040	462,750	2,688
Japan, Series 176, 0.50% 3/20/2041	741,900	4,326
Japan, Series 182, 1.10% 9/20/2042	4,065,000	25,856
Japan, Series 53, 0.60% 12/20/2046	971,800	5,328
Japan, Series 37, 0.60% 6/20/2050	5,218,850	27,232
Japan, Series 70, 0.70% 3/20/2051	2,521,150	13,412
Japan, Series 73, 0.70% 12/20/2051	6,733,600	35,587
Japan, Series 74, 1.00% 3/20/2052	1,353,400	7,742
Japan, Series 76, 1.40% 9/20/2052	105,000	664
Japan, Series 77, 1.60% 12/20/2052	1,516,250	10,039
Japan, Series 79, 1.20% 6/20/2053	458,350	2,748
Philippines (Republic of) 0.001% 4/12/2024	5,700,000	38,017
Société Générale 0.804% 10/12/2023	100,000	669
Tunisia (Republic of) 3.28% 8/9/2027	700,000	2,263
		563,394
Chinese yuan renminbi 4.76%
China (People’s Republic of), Series INBK, 2.26% 2/24/2025	CNY13,290	1,817
China (People’s Republic of), Series INBK, 1.99% 4/9/2025	20,000	2,722
China (People’s Republic of), Series INBK, 2.69% 8/12/2026	99,400	13,716
China (People’s Republic of), Series INBK, 2.48% 4/15/2027	8,300	1,136
China (People’s Republic of), Series INBK, 2.44% 10/15/2027	150,000	20,454
China (People’s Republic of), Series 1906, 3.29% 5/23/2029	142,000	20,212
China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	10,586
China (People’s Republic of), Series INBK, 3.02% 5/27/2031	18,000	2,520
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	401,350	54,960
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	146,680	20,337
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	434,370	67,819
China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,369
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	338,630	52,556
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	12,000	1,839
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	237,360	35,260
China (People’s Republic of), Series INBK, 3.32% 4/15/2052	3,790	545
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	275,230	38,227
Capital World Bond Fund — Page 5 of 48

unaudited
Bonds, notes & other debt instruments (continued) Chinese yuan renminbi (continued)	Principal amount (000)	Value (000)
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	CNY15,600	$2,220
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	258,050	35,570
China Development Bank Corp., Series 1904, 3.68% 2/26/2026	43,430	6,109
China Development Bank Corp., Series 1909, 3.50% 8/13/2026	48,800	6,857
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	57,380	8,074
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	148,420	22,151
		428,056
British pounds 3.88%
Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,069
American Honda Finance Corp. 5.60% 9/6/2030	2,977	3,633
Asian Development Bank 1.125% 6/10/2025	2,860	3,263
Comcast Corp. 1.50% 2/20/2029	600	606
Comcast Corp. 1.875% 2/20/2036	400	328
Fiserv, Inc. 2.25% 7/1/2025	150	173
GTCR W-2 Merger Sub, LLC 8.50% 1/15/2031	200	250
HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	5,605	5,731
KfW 1.125% 7/4/2025	6,625	7,541
Lloyds Bank PLC 7.625% 4/22/2025	450	562
Nestle Finance International 2.25% 11/30/2023	400	485
Quebec (Province of) 2.25% 9/15/2026	18,480	20,806
United Kingdom 0.625% 6/7/2025	2,100	2,399
United Kingdom 1.25% 7/22/2027	52,590	57,273
United Kingdom 4.25% 12/7/2027	9,590	11,642
United Kingdom 1.625% 10/22/2028	25,950	27,908
United Kingdom 0.875% 10/22/2029	660	662
United Kingdom 0.375% 10/22/2030	26,030	24,267
United Kingdom 0.25% 7/31/2031	32,480	29,017
United Kingdom 1.00% 1/31/2032	70,490	66,023
United Kingdom 4.25% 6/7/2032	15,540	18,868
United Kingdom 0.625% 7/31/2035	1,708	1,341
United Kingdom 1.75% 9/7/2037	3,650	3,132
United Kingdom 3.75% 1/29/2038	19,800	21,737
United Kingdom 3.25% 1/22/2044	10,110	9,776
United Kingdom 0.875% 1/31/2046	1,830	1,031
United Kingdom 0.625% 10/22/2050	430	194
United Kingdom 1.25% 7/31/2051	36,664	20,330
United Kingdom 3.75% 10/22/2053	3,110	3,124
United Kingdom 0.50% 10/22/2061	140	46
United Kingdom 1.125% 10/22/2073	1,770	728
Vodafone Group PLC 5.625% 12/4/2025	540	662
Volkswagen International Finance NV 3.375% 11/16/2026	700	790
		349,397
Canadian dollars 2.37%
Canada 3.00% 11/1/2024	CAD59,500	42,818
Canada 2.25% 6/1/2025	92,350	65,192
Canada 3.50% 3/1/2028	129,139	92,003
Canada 2.75% 12/1/2048	22,100	13,383
		213,396
Capital World Bond Fund — Page 6 of 48

unaudited
Bonds, notes & other debt instruments (continued) Brazilian reais 1.93%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 0% 1/1/2024	BRL568,149	$109,888
Brazil (Federative Republic of) 0% 7/1/2024	3,100	570
Brazil (Federative Republic of) 0% 7/1/2025	19,472	3,250
Brazil (Federative Republic of) 10.00% 1/1/2027	6,665	1,295
Brazil (Federative Republic of) 10.00% 1/1/2029	123,300	23,303
Brazil (Federative Republic of) 10.00% 1/1/2031	6,500	1,204
Brazil (Federative Republic of) 6.00% 8/15/2040[4]	11,278	2,288
Brazil (Federative Republic of) 6.00% 8/15/2050[4]	145,605	29,524
Brazil (Federative Republic of) 6.00% 8/15/2060[4]	11,278	2,277
		173,599
Mexican pesos 1.92%
América Móvil, SAB de CV 9.50% 1/27/2031	MXN501,030	28,034
América Móvil, SAB de CV, 8.46% 12/18/2036	15,000	730
Petroleos Mexicanos 7.19% 9/12/2024	483,701	26,071
United Mexican States 4.50% 12/4/2025[4]	573,633	31,864
United Mexican States, Series M20, 10.00% 12/5/2024	19,830	1,125
United Mexican States, Series M, 7.50% 6/3/2027	12,864	674
United Mexican States, Series M20, 8.50% 5/31/2029	117,880	6,330
United Mexican States, Series M, 7.75% 5/29/2031	512,902	25,939
United Mexican States, Series M, 7.50% 5/26/2033	23,000	1,122
United Mexican States, Series M, 7.75% 11/13/2042	11,060	511
United Mexican States, Series M, 8.00% 11/7/2047	79,471	3,754
United Mexican States, Series M, 8.00% 7/31/2053	997,110	46,723
		172,877
South Korean won 1.78%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	19,951
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	21,008,450	13,569
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	165,729,040	124,902
South Korea (Republic of), Series 6809, 2.00% 9/10/2068	3,700,000	1,655
		160,077
Indonesian rupiah 1.75%
Indonesia (Republic of) 7.125% 6/15/2042	IDR55,300,000	3,633
Indonesia (Republic of), Series 77, 8.125% 5/15/2024	10,626,000	696
Indonesia (Republic of), Series 81, 6.50% 6/15/2025	8,958,000	582
Indonesia (Republic of), Series 59, 7.00% 5/15/2027	85,601,000	5,623
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	167,257,000	10,680
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	231,995,000	14,930
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	12,274
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	872,110,000	60,765
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	41,235,000	2,605
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	490,000,000	31,973
Indonesia (Republic of), Series 65, 6.625% 5/15/2033	10,000,000	640
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	10,343
Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	3,166
		157,910
Australian dollars 1.71%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD40,000	20,922
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	80,580	45,598
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	126,305	76,128
Capital World Bond Fund — Page 7 of 48

unaudited
Bonds, notes & other debt instruments (continued) Australian dollars (continued)	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 168, 3.50% 12/21/2034	AUD18,000	$10,548
Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.784% 12/1/2038[5]	450	295
		153,491
South African rand 1.02%
South Africa (Republic of), Series R-186, 10.50% 12/21/2026	ZAR18,800	1,023
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	147,317	6,795
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	8,500	352
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	41,952	1,809
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,946	778
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	348,720	10,410
South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	1,916,995	70,397
		91,564
Colombian pesos 0.63%
Colombia (Republic of), Series B, 7.50% 8/26/2026	COP2,369,400	535
Colombia (Republic of), Series B, 5.75% 11/3/2027	46,300,700	9,450
Colombia (Republic of), Series B, 7.00% 3/26/2031	169,852,200	32,654
Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	119
Colombia (Republic of), Series B, 7.25% 10/18/2034	1,479,800	264
Colombia (Republic of), Series B, 7.25% 10/26/2050	69,482,000	10,691
Findeter SA 7.875% 8/12/2024	12,665,000	2,963
		56,676
Danish kroner 0.58%
Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[6]	DKK15,273	1,932
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[6]	93,297	10,999
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[6]	229,870	24,260
Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[6]	7,128	869
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[6]	51,601	5,138
Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[6]	71,880	7,067
Realkredit Danmark AS 1.00% 10/1/2053[6]	19,586	1,926
		52,191
New Zealand dollars 0.29%
New Zealand 4.50% 5/15/2030	NZD43,896	25,169
New Zealand 2.00% 5/15/2032	1,350	626
		25,795
Malaysian ringgits 0.17%
Malaysia (Federation of), Series 0319, 3.478% 6/14/2024	MYR4,834	1,031
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	5,643	1,186
Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	12,000	2,576
Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	1,738
Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	1,426	277
Malaysia (Federation of), Series 0415, 4.254% 5/31/2035	6,900	1,487
Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	12,630	2,851
Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	1,740
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,006
Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	276
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	415
		15,583
Capital World Bond Fund — Page 8 of 48

unaudited
Bonds, notes & other debt instruments (continued) Czech korunas 0.15%	Principal amount (000)	Value (000)
Czech Republic 0.45% 10/25/2023	CZK7,390	$319
Czech Republic 2.40% 9/17/2025	128,310	5,280
Czech Republic 0.25% 2/10/2027	114,650	4,276
Czech Republic 0.95% 5/15/2030	16,140	552
Czech Republic 1.20% 3/13/2031	43,030	1,459
Czech Republic 1.95% 7/30/2037	37,510	1,170
Czech Republic 1.50% 4/24/2040	22,070	600
		13,656
Chilean pesos 0.13%
Chile (Republic of) 4.70% 9/1/2030	CLP9,460,000	9,727
Chile (Republic of) 5.30% 11/1/2037	1,510,000	1,584
		11,311
Polish zloty 0.11%
Poland (Republic of) 7.50% 7/25/2028	PLN2,188	548
Poland (Republic of) 6.00% 10/25/2033	11,020	2,544
Poland (Republic of), Series 0727, 2.50% 7/25/2027	2,692	562
Poland (Republic of), Series 1029, 2.75% 10/25/2029	30,261	6,014
Poland (Republic of), Series 0432, 1.75% 4/25/2032	3,824	639
		10,307
Thai baht 0.09%
Thailand (Kingdom of) 2.125% 12/17/2026	THB111,000	2,984
Thailand (Kingdom of) 1.00% 6/17/2027	23,949	615
Thailand (Kingdom of) 3.65% 6/20/2031	108,200	3,073
Thailand (Kingdom of) 1.60% 6/17/2035	9,408	215
Thailand (Kingdom of) 3.30% 6/17/2038	10,430	279
Thailand (Kingdom of) 2.00% 6/17/2042	12,988	280
Thailand (Kingdom of) 3.45% 6/17/2043	29,000	770
		8,216
Indian rupees 0.08%
India (Republic of) 5.15% 11/9/2025	INR624,800	7,222
Ukrainian hryvnia 0.06%
Ukraine 10.95% 11/1/2023[7]	UAH88,995	1,825
Ukraine 9.99% 5/22/2024	111,221	2,222
Ukraine 19.50% 1/15/2025	55,212	1,125
		5,172
Hungarian forints 0.05%
Hungary (Republic of) 2.00% 5/23/2029	HUF312,710	647
Hungary (Republic of), Series D, 2.75% 12/22/2026	238,680	555
Hungary (Republic of), Series A, 6.75% 10/22/2028	1,320,670	3,473
		4,675
Israeli shekels 0.03%
Israel (State of) 1.30% 4/30/2032	ILS14,658	3,043
Capital World Bond Fund — Page 9 of 48

unaudited
Bonds, notes & other debt instruments (continued) Romanian leu 0.03%	Principal amount (000)	Value (000)
Romania 4.75% 2/24/2025	RON11,740	$2,445
Romania 4.75% 10/11/2034	2,080	368
		2,813
Norwegian kroner 0.02%
Norway (Kingdom of) 2.125% 5/18/2032	NOK18,660	1,510
Peruvian nuevos soles 0.01%
Peru (Republic of) 5.94% 2/12/2029	PEN4,217	1,082
Peru (Republic of) 6.90% 8/12/2037	907	228
		1,310
Dominican pesos 0.01%
Dominican Republic 11.25% 9/15/2035	DOP52,000	947
Kazakhstan tenge 0.01%
Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	895
Russian rubles 0.00%
Russian Federation 7.00% 1/25/2023[3,7]	RUB85,315	— [8]
U.S. dollars 45.78%
7-Eleven, Inc. 1.30% 2/10/2028[9]	USD361	302
7-Eleven, Inc. 1.80% 2/10/2031[9]	6,811	5,168
AbbVie, Inc. 3.20% 11/21/2029	750	662
Abu Dhabi (Emirate of) 3.875% 4/16/2050	1,452	1,091
Acushnet Co. 7.375% 10/15/2028[9]	70	71
Adobe, Inc. 2.15% 2/1/2027	6,134	5,575
Advance Auto Parts, Inc. 1.75% 10/1/2027	20	16
Aegea Finance SARL 9.00% 1/20/2031[9]	300	303
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[9]	4,875	3,554
Aethon United BR, LP 8.25% 2/15/2026[9]	775	770
AG Issuer, LLC 6.25% 3/1/2028[9]	1,830	1,711
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[9]	602	606
Alabama Power Co. 3.00% 3/15/2052	7,280	4,413
Albertsons Companies, Inc. 3.25% 3/15/2026[9]	200	185
Albertsons Companies, Inc. 3.50% 3/15/2029[9]	985	841
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[9]	1,315	1,224
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028[9]	360	348
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[9]	765	663
Allied Universal Holdco, LLC 9.75% 7/15/2027[9]	590	529
Allied Universal Holdco, LLC 6.00% 6/1/2029[9]	320	239
Allstate Corp. (The) 5.25% 3/30/2033	534	504
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[9]	200	203
Almonde, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 9.231% 6/13/2024[5,10,11]	299	299
Altice France Holding SA 10.50% 5/15/2027[9]	240	150
Altice France SA 5.125% 7/15/2029[9]	690	492
Amazon.com, Inc. 4.60% 12/1/2025	4,539	4,482
Amazon.com, Inc. 3.45% 4/13/2029	1,045	965
Amazon.com, Inc. 4.70% 12/1/2032	798	762
Amazon.com, Inc. 3.875% 8/22/2037	375	320
Capital World Bond Fund — Page 10 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[6,9]	USD1,578	$1,549
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,550	4,198
American Honda Finance Corp. 3.55% 1/12/2024	1,000	994
American International Group, Inc. 5.125% 3/27/2033	789	735
American International Group, Inc. 4.80% 7/10/2045	500	419
American International Group, Inc. 4.375% 6/30/2050	1,773	1,377
Amgen, Inc. 1.90% 2/21/2025	1,538	1,463
Amgen, Inc. 2.20% 2/21/2027	1,179	1,059
Amgen, Inc. 3.00% 2/22/2029	75	67
Amgen, Inc. 4.05% 8/18/2029	2,275	2,113
Amgen, Inc. 5.25% 3/2/2030	973	951
Amgen, Inc. 2.00% 1/15/2032	397	301
Amgen, Inc. 4.20% 3/1/2033	2,525	2,247
Amgen, Inc. 5.25% 3/2/2033	13,454	12,867
Amgen, Inc. 4.875% 3/1/2053	914	761
Amgen, Inc. 5.65% 3/2/2053	11,771	11,025
AmWINS Group, Inc. 4.875% 6/30/2029[9]	870	763
Analog Devices, Inc. 2.10% 10/1/2031	331	262
Anglo American Capital PLC 5.625% 4/1/2030[9]	3,850	3,721
Anglo American Capital PLC 2.875% 3/17/2031[9]	1,100	875
Angola (Republic of) 9.50% 11/12/2025	11,314	11,110
Angola (Republic of) 8.25% 5/9/2028	350	304
Angola (Republic of) 8.00% 11/26/2029	200	165
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,201	6,015
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	1,011	970
Anheuser-Busch InBev Worldwide, Inc. 4.50% 6/1/2050	2,644	2,212
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[9]	395	286
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[9]	345	240
Aon Corp. 2.60% 12/2/2031	1,750	1,383
Aon Corp. 5.35% 2/28/2033	681	654
Aon Corp. 3.90% 2/28/2052	500	358
Apple, Inc. 4.00% 5/10/2028	2,675	2,570
Apple, Inc. 4.30% 5/10/2033	775	732
Apple, Inc. 2.375% 2/8/2041	1,625	1,087
Apple, Inc. 2.70% 8/5/2051	1,450	884
Apple, Inc. 4.85% 5/10/2053	393	360
ArcelorMittal SA 6.80% 11/29/2032	250	249
Arconic Corp., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.746% 7/27/2030[5,11]	300	300
ARD Finance SA 6.50% Cash 6/30/2027[9,12]	577	437
Aretec Escrow Issuer, Inc. 7.50% 4/1/2029[9]	1,250	1,114
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	14,611	4,191
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	4,190	1,044
Arsenal AIC Parent, LLC 8.00% 10/1/2030[9]	300	299
Asbury Automotive Group, Inc. 5.00% 2/15/2032[9]	1,150	954
Ascensus, Inc., Term Loan, (1-month USD CME Term SOFR + 6.50%) 12.03% 8/2/2029[5,11]	515	492
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[9]	592	586
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[9]	320	288
Ashtead Capital, Inc. 5.50% 8/11/2032[9]	400	370
Asian Development Bank 4.125% 9/27/2024	1,025	1,011
Asian Development Bank 3.875% 9/28/2032	237	222
AssuredPartners, Inc. 7.00% 8/15/2025[9]	470	466
AssuredPartners, Inc. 5.625% 1/15/2029[9]	1,420	1,231
AstraZeneca Finance, LLC 1.75% 5/28/2028	2,432	2,083
AstraZeneca Finance, LLC 2.25% 5/28/2031	6,988	5,635
Capital World Bond Fund — Page 11 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance, LLC 4.875% 3/3/2033	USD710	$686
AstraZeneca PLC 4.00% 1/17/2029	1,000	943
AstraZeneca PLC 1.375% 8/6/2030	360	279
AT&T, Inc. 2.30% 6/1/2027	1,625	1,439
AT&T, Inc. 1.65% 2/1/2028	4,206	3,552
AT&T, Inc. 2.75% 6/1/2031	4,100	3,282
AT&T, Inc. 2.25% 2/1/2032	5,900	4,442
AT&T, Inc. 2.55% 12/1/2033	800	588
AT&T, Inc. 5.40% 2/15/2034	5,086	4,762
AT&T, Inc. 3.50% 9/15/2053	547	338
ATI, Inc. 7.25% 8/15/2030	810	805
Atkore, Inc. 4.25% 6/1/2031[9]	125	105
Avantor Funding, Inc. 4.625% 7/15/2028[9]	1,050	958
Avantor Funding, Inc. 3.875% 11/1/2029[9]	630	539
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[6,9]	11,562	11,291
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[6,9]	6,513	6,424
Axiata SPV2 Berhad 2.163% 8/19/2030	251	203
Azerbaijan (Republic of) 3.50% 9/1/2032	910	743
B&G Foods, Inc. 5.25% 4/1/2025	410	403
B&G Foods, Inc. 5.25% 9/15/2027	1,030	864
B&G Foods, Inc. 8.00% 9/15/2028[9]	210	211
Ball Corp. 6.00% 6/15/2029	630	612
Banco Santander, SA 5.147% 8/18/2025	800	783
Bangkok Bank Public Co., Ltd. 4.05% 3/19/2024	1,210	1,199
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,080	7,586
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,9]	290	242
Bank of America Corp. 1.734% 7/22/2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	13,616	12,070
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[1]	1,674	1,613
Bank of America Corp. 2.496% 2/13/2031 (3-month USD CME Term SOFR + 1.252% on 2/13/2030)[1]	8,240	6,609
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	5,580	4,242
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[1]	5,460	5,084
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[1]	6,806	6,627
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,9]	350	348
BAT Capital Corp. 3.215% 9/6/2026	2	2
BAT Capital Corp. 3.557% 8/15/2027	2,450	2,243
BAT Capital Corp. 3.462% 9/6/2029	5,900	5,057
BAT Capital Corp. 6.421% 8/2/2033	1,288	1,253
BAT Capital Corp. 7.079% 8/2/2043	2,250	2,160
Bath & Body Works, Inc. 6.625% 10/1/2030[9]	565	530
Bath & Body Works, Inc. 6.875% 11/1/2035	553	495
Bath & Body Works, Inc. 6.75% 7/1/2036	45	39
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.755% 5/10/2027[5,11]	369	359
Bausch Health Americas, Inc. 9.25% 4/1/2026[9]	1,452	1,315
Bausch Health Americas, Inc. 8.50% 1/31/2027[9]	40	20
Bausch Health Companies, Inc. 5.50% 11/1/2025[9]	1,030	914
Bausch Health Companies, Inc. 9.00% 12/15/2025[9]	175	159
Bausch Health Companies, Inc. 5.75% 8/15/2027[9]	315	188
Bausch Health Companies, Inc. 5.00% 2/15/2029[9]	200	77
Bausch Health Companies, Inc. 7.25% 5/30/2029[9]	700	282
Capital World Bond Fund — Page 12 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 5.25% 1/30/2030[9]	USD200	$75
Bausch Health Companies, Inc. 14.00% 10/15/2030[9]	625	372
Bausch Health Companies, Inc. 5.25% 2/15/2031[9]	795	306
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.674% 2/1/2027[5,11]	296	242
Baxter International, Inc. 2.539% 2/1/2032	6,119	4,740
Becton, Dickinson and Co. 2.823% 5/20/2030	975	821
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	579
Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	138	116
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	770	575
Bharti Airtel International (Netherlands) BV 5.35% 5/20/2024	300	299
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	2,000	1,973
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2026	2,115	2,102
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	1,200	1,169
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	1,335	1,311
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2030	1,005	982
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	760	734
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	178	171
Bidvest Group (UK) PLC 3.625% 9/23/2026	3,160	2,812
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[9]	815	723
BlackRock, Inc. 4.75% 5/25/2033	3,700	3,475
Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[9]	1,485	1,488
Blackstone Holdings Finance Co., LLC 6.20% 4/22/2033[9]	1,550	1,535
Blue Racer Midstream, LLC 7.625% 12/15/2025[9]	890	894
Bluestar Finance Holdings, Ltd. 3.10% junior subordinated perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 5.634% on 7/12/2024)[1]	526	513
BMW Finance NV 2.40% 8/14/2024[9]	3,000	2,914
BMW US Capital, LLC 3.15% 4/18/2024[9]	1,277	1,259
BMW US Capital, LLC 3.90% 4/9/2025[9]	2,500	2,437
BMW US Capital, LLC 5.05% 8/11/2028[9]	2,600	2,544
BMW US Capital, LLC 4.15% 4/9/2030[9]	2,500	2,314
BMW US Capital, LLC 2.55% 4/1/2031[9]	737	599
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,9]	1,200	990
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,9]	10,500	8,249
Boeing Co. 4.875% 5/1/2025	2,337	2,297
Boeing Co. 2.75% 2/1/2026	9,126	8,528
Boeing Co. 2.196% 2/4/2026	500	459
Boeing Co. 2.70% 2/1/2027	2,020	1,830
Boeing Co. 5.04% 5/1/2027	1,099	1,073
Boeing Co. 5.15% 5/1/2030	1,490	1,424
Boeing Co. 3.625% 2/1/2031	2,366	2,045
Boeing Co. 5.705% 5/1/2040	2,000	1,847
Boeing Co. 5.805% 5/1/2050	1,713	1,553
Bombardier, Inc. 7.125% 6/15/2026[9]	565	548
Bombardier, Inc. 7.875% 4/15/2027[9]	550	537
Bombardier, Inc. 6.00% 2/15/2028[9]	410	372
Bombardier, Inc. 7.50% 2/1/2029[9]	173	164
Boston Properties, LP 2.55% 4/1/2032	181	131
Boston Properties, LP 6.50% 1/15/2034	1,676	1,599
Boston Scientific Corp. 3.45% 3/1/2024	1,217	1,204
Boston Scientific Corp. 2.65% 6/1/2030	1,151	963
Boston Scientific Corp. 4.70% 3/1/2049	119	100
Boxer Parent Co., Inc. 9.125% 3/1/2026[9]	1,000	998
Boyd Gaming Corp. 4.75% 12/1/2027	805	743
Boyd Gaming Corp. 4.75% 6/15/2031[9]	260	222
Capital World Bond Fund — Page 13 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Boyne USA, Inc. 4.75% 5/15/2029[9]	USD1,535	$1,344
BP Capital Markets America, Inc. 4.893% 9/11/2033	2,680	2,517
BPCE 5.70% 10/22/2023[9]	850	849
BPCE 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,9]	7,500	6,610
Brand Industrial Services, Inc. 10.375% 8/1/2030[9]	350	351
Brand Industrial Services, Inc., Term Loan B, (USD-SOFR + 5.50%) 10.872% 8/1/2030[5,11]	175	171
Braskem Idesa SAPI 7.45% 11/15/2029	5,000	3,121
Braskem Netherlands Finance BV 8.50% 1/12/2031[9]	5,200	5,159
Brazil (Federative Republic of) 6.00% 10/20/2033	540	511
British Columbia (Province of) 4.20% 7/6/2033	8,014	7,506
Broadcom Corp. 3.875% 1/15/2027	1,667	1,567
Broadcom, Inc. 4.00% 4/15/2029[9]	5,613	5,068
Broadcom, Inc. 4.75% 4/15/2029	1,950	1,839
Broadcom, Inc. 3.419% 4/15/2033[9]	2,575	2,061
Broadcom, Inc. 3.469% 4/15/2034[9]	983	772
Brookfield Property REIT, Inc. 5.75% 5/15/2026[9]	285	262
Brookfield Property REIT, Inc. 4.50% 4/1/2027[9]	310	259
BWX Technologies, Inc. 4.125% 6/30/2028[9]	175	155
BWX Technologies, Inc. 4.125% 4/15/2029[9]	650	571
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.147% 9/15/2036[5,6,9]	8,630	8,407
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.346% 10/15/2036[5,6,9]	6,464	6,312
Caesars Entertainment, Inc. 6.25% 7/1/2025[9]	250	247
Caesars Entertainment, Inc. 8.125% 7/1/2027[9]	475	478
Caesars Entertainment, Inc. 4.625% 10/15/2029[9]	425	360
Caesars Entertainment, Inc. 7.00% 2/15/2030[9]	834	812
Caisse d’Amortissement de la Dette Sociale 4.00% 1/25/2026[9]	1,861	1,816
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,9]	6,825	6,682
California Resources Corp. 7.125% 2/1/2026[9]	820	825
Callon Petroleum Co. 7.50% 6/15/2030[9]	125	121
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,408	1,257
Canadian Pacific Railway Co. 3.10% 12/2/2051	16,770	10,504
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[9]	255	209
Capital One Financial Corp. 1.878% 11/2/2027 (USD-SOFR + 0.855% on 11/2/2026)[1]	337	293
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[1]	2,025	1,929
Capital One Financial Corp. 6.312% 6/8/2029 (USD-SOFR + 2.64% on 6/8/2028)[1]	1,275	1,247
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	400	378
Carnival Corp. 5.75% 3/1/2027[9]	525	476
Carnival Corp. 4.00% 8/1/2028[9]	375	325
Carnival Corp. 6.00% 5/1/2029[9]	1,045	893
Carnival Corp. 10.50% 6/1/2030[9]	71	73
Carrier Global Corp. 2.493% 2/15/2027	167	151
Carrier Global Corp. 2.722% 2/15/2030	603	503
Carrier Global Corp. 3.377% 4/5/2040	989	708
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[9]	470	432
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[9]	585	482
CCO Holdings, LLC 5.125% 5/1/2027[9]	800	746
CCO Holdings, LLC 4.75% 3/1/2030[9]	495	416
CCO Holdings, LLC 4.50% 8/15/2030[9]	713	586
CCO Holdings, LLC 4.25% 2/1/2031[9]	920	733
CCO Holdings, LLC 4.75% 2/1/2032[9]	725	581
CCO Holdings, LLC 4.50% 5/1/2032	10	8
CCO Holdings, LLC 4.50% 6/1/2033[9]	850	651
CCO Holdings, LLC 4.25% 1/15/2034[9]	475	350
Cedar Fair, LP 5.50% 5/1/2025[9]	770	755
Celanese US Holdings, LLC 6.35% 11/15/2028	598	591
Capital World Bond Fund — Page 14 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Celanese US Holdings, LLC 6.55% 11/15/2030	USD577	$565
Celanese US Holdings, LLC 6.379% 7/15/2032	1,379	1,330
Celanese US Holdings, LLC 6.70% 11/15/2033	627	611
Cencora, Inc. 2.70% 3/15/2031	3,838	3,127
Centene Corp. 4.625% 12/15/2029	1,885	1,700
CenterPoint Energy Houston Electric, LLC 3.60% 3/1/2052	741	520
Central Garden & Pet Co. 4.125% 10/15/2030	725	605
Central Garden & Pet Co. 4.125% 4/30/2031[9]	185	151
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[6,9]	6,154	6,134
Charles River Laboratories International, Inc. 4.25% 5/1/2028[9]	430	386
Charles Schwab Corp. (The) 1.65% 3/11/2031	625	463
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[1]	1,152	1,097
Charles Schwab Corp. (The) 6.136% 8/24/2034 (USD-SOFR + 2.01% on 8/24/2033)[1]	433	421
Charter Communications Operating, LLC 2.80% 4/1/2031	3,800	2,965
Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,115
Charter Communications Operating, LLC 3.70% 4/1/2051	1,500	874
Cheniere Energy Partners, LP 3.25% 1/31/2032	121	96
Chesapeake Energy Corp. 5.875% 2/1/2029[9]	1,040	980
Chesapeake Energy Corp. 6.75% 4/15/2029[9]	315	309
Chevron Corp. 1.995% 5/11/2027	1,048	940
Chevron Corp. 2.236% 5/11/2030	4,252	3,547
Chevron USA, Inc. 1.018% 8/12/2027	2,656	2,284
Chile (Republic of) 2.75% 1/31/2027	200	184
Chile (Republic of) 4.34% 3/7/2042	715	581
Chile (Republic of) 4.00% 1/31/2052	335	245
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[9]	610	524
Cigna Group (The) 4.125% 11/15/2025	2,615	2,533
CITGO Petroleum Corp. 8.375% 1/15/2029[9]	450	450
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 6/10/2028[5,6,9]	8,128	7,930
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[5,6,9]	5,275	5,264
Citigroup, Inc. 0.981% 5/1/2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	8,832	8,550
Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	12,965	12,376
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026)[1]	13,050	11,539
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[1]	2,520	2,112
Civitas Resources, Inc. 8.375% 7/1/2028[9]	85	87
Civitas Resources, Inc. 8.75% 7/1/2031[9]	765	782
CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	167
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[9]	1,855	1,789
CK Hutchison International (23), Ltd. 4.875% 4/21/2033	1,200	1,122
Clarios Global, LP 8.50% 5/15/2027[9]	300	300
Clarivate Science Holdings Corp. 4.875% 7/1/2029[9]	275	235
Clean Harbors, Inc. 6.375% 2/1/2031[9]	319	311
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[9]	1,069	970
Cleveland-Cliffs, Inc. 6.75% 3/15/2026[9]	225	225
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	175	167
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[9]	143	125
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[9]	593	506
Cloud Software Group, Inc. 6.50% 3/31/2029[9]	1,500	1,328
Cloud Software Group, Inc. 9.00% 9/30/2029[9]	1,250	1,088
CNX Resources Corp. 7.25% 3/14/2027[9]	1,035	1,022
Coca-Cola Co. 1.375% 3/15/2031	987	754
Coca-Cola Co. 2.50% 3/15/2051	710	423
Coinbase Global, Inc. 3.375% 10/1/2028[9]	335	242
Coinbase Global, Inc. 3.625% 10/1/2031[9]	450	299
Colombia (Republic of) 8.00% 4/20/2033	290	287
Capital World Bond Fund — Page 15 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 7.50% 2/2/2034	USD615	$583
Colombia (Republic of) 5.00% 6/15/2045	1,676	1,104
Colombia (Republic of) 5.20% 5/15/2049	664	437
Columbia Pipelines Operating Co., LLC 6.036% 11/15/2033[9]	1,084	1,059
Comcast Corp. 3.95% 10/15/2025	4,395	4,265
Comcast Corp. 4.55% 1/15/2029	2,600	2,498
Comcast Corp. 1.95% 1/15/2031	642	502
Comcast Corp. 1.50% 2/15/2031	5,500	4,158
Comcast Corp. 4.80% 5/15/2033	800	751
Comcast Corp. 5.35% 5/15/2053	473	432
Commonwealth Bank of Australia 2.688% 3/11/2031[9]	17,875	13,616
CommScope Technologies, LLC 6.00% 6/15/2025[9]	625	596
CommScope, Inc. 8.25% 3/1/2027[9]	157	109
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[9]	2,525	2,210
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[9]	475	388
Comstock Resources, Inc. 6.75% 3/1/2029[9]	1,315	1,211
Comstock Resources, Inc. 5.875% 1/15/2030[9]	340	295
Conagra Brands, Inc. 5.30% 11/1/2038	1,511	1,330
Conagra Brands, Inc. 5.40% 11/1/2048	1,411	1,199
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.615% 5/25/2043[5,6,9]	11,098	11,248
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.865% 5/25/2043[5,6,9]	5,185	5,434
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.215% 6/25/2043[5,6,9]	7,118	7,147
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.015% 7/25/2043[5,6,9]	11,732	11,741
ConocoPhillips Co. 3.80% 3/15/2052	2,275	1,652
ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,032
ConocoPhillips Co. 5.55% 3/15/2054	144	137
Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,249
Constellation Brands, Inc. 2.875% 5/1/2030	839	705
Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,450
Constellation Brands, Inc. 4.75% 5/9/2032	813	754
Constellation Brands, Inc. 4.90% 5/1/2033	456	423
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[12]	2,805	1,865
Consumers Energy Co. 4.625% 5/15/2033	1,550	1,444
Consumers Energy Co. 3.10% 8/15/2050	185	120
Consumers Energy Co. 2.65% 8/15/2052	173	100
Corebridge Financial, Inc. 3.50% 4/4/2025	157	151
Corebridge Financial, Inc. 3.65% 4/5/2027	548	508
Corebridge Financial, Inc. 3.85% 4/5/2029	746	671
Corebridge Financial, Inc. 3.90% 4/5/2032	5,980	5,039
Corebridge Financial, Inc. 4.35% 4/5/2042	162	123
Corebridge Financial, Inc. 4.40% 4/5/2052	390	286
CoreLogic, Inc. 4.50% 5/1/2028[9]	990	753
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.931% 6/4/2029[5,11]	300	252
Corporate Office Properties, LP 2.25% 3/15/2026	1,048	944
Corporate Office Properties, LP 2.00% 1/15/2029	511	401
Corporate Office Properties, LP 2.90% 12/1/2033	1,075	755
Coty, Inc. 4.75% 1/15/2029[9]	710	641
Coty, Inc. 6.625% 7/15/2030[9]	625	611
Covanta Holding Corp. 4.875% 12/1/2029[9]	145	119
CPPIB Capital, Inc. 4.25% 7/20/2028[9]	963	935
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[6,9]	2,188	2,159
Capital World Bond Fund — Page 16 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[1,9]	USD2,988	$2,670
Crescent Energy Finance, LLC 9.25% 2/15/2028[9]	1,209	1,235
Crestwood Midstream Partners, LP 8.00% 4/1/2029[9]	400	411
Crestwood Midstream Partners, LP 7.375% 2/1/2031[9]	349	356
CRH America, Inc. 5.125% 5/18/2045[9]	3,000	2,553
Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,259
Crown Castle, Inc. 2.50% 7/15/2031	1,074	839
CSN Resources SA 7.625% 4/17/2026	15,856	15,877
CSX Corp. 4.25% 3/15/2029	3,355	3,180
CSX Corp. 4.10% 11/15/2032	556	500
CSX Corp. 5.20% 11/15/2033	393	380
CSX Corp. 2.50% 5/15/2051	289	161
Cushman & Wakefield U.S. Borrower, LLC 6.75% 5/15/2028[9]	700	647
Cushman & Wakefield U.S. Borrower, LLC 8.875% 9/1/2031[9]	300	291
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.316% 1/31/2030[5,11]	110	109
CVR Partners, LP 6.125% 6/15/2028[9]	140	126
CVS Health Corp. 3.25% 8/15/2029	1,798	1,574
CVS Health Corp. 5.125% 2/21/2030	3,000	2,887
CVS Health Corp. 5.25% 2/21/2033	1,227	1,163
CVS Health Corp. 5.30% 6/1/2033	3,284	3,113
CVS Health Corp. 6.00% 6/1/2063	94	86
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[9]	6,550	6,129
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[9]	191	186
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[9]	982	964
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[9]	2,625	2,049
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[9]	628	596
Darling Ingredients, Inc. 6.00% 6/15/2030[9]	1,215	1,152
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	719
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	8,720
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	850	845
Deutsche Bank AG 7.079% 2/10/2034 (USD-SOFR + 3.65% on 2/10/2033)[1]	1,500	1,357
Development Bank of Mongolia, LLC 7.25% 10/23/2023	14,505	14,505
Diamond Foreign Asset Co. 8.50% 10/1/2030[9]	25	25
Diamond Sports Group, LLC 6.625% 8/15/2027[3,9]	1,240	26
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.00%) 12.891% 8/11/2028[5,9,11]	668	670
DIRECTV Financing, LLC 5.875% 8/15/2027[9]	660	584
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.431% 8/2/2027[5,11]	681	666
DISH DBS Corp. 5.875% 11/15/2024	920	858
DISH DBS Corp. 7.75% 7/1/2026	540	406
DISH Network Corp. 11.75% 11/15/2027[9]	2,785	2,810
Dominican Republic 5.50% 2/22/2029[9]	2,850	2,615
Dominican Republic 5.875% 1/30/2060	3,720	2,676
Dow Chemical Co. (The) 4.80% 5/15/2049	495	399
Dow Chemical Co. (The) 3.60% 11/15/2050	485	326
DTE Electric Co. 2.625% 3/1/2031	1,033	853
DTE Electric Co. 5.20% 4/1/2033	2,000	1,942
DTE Energy Co. 3.00% 3/1/2032	1,000	828
Duke Energy Carolinas, LLC 5.35% 1/15/2053	619	567
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[9]	152	131
Earthstone Energy Holdings, LLC 9.875% 7/15/2031[9]	275	299
Ecopetrol SA 6.875% 4/29/2030	9,510	8,693
Edison International 4.125% 3/15/2028	4,928	4,543
Edison International 5.25% 11/15/2028	3,672	3,536
Capital World Bond Fund — Page 17 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Edison International 6.95% 11/15/2029	USD1,310	$1,352
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	407
EDP Finance BV 6.30% 10/11/2027[9]	2,730	2,771
Egypt (Arab Republic of) 6.588% 2/21/2028	1,627	1,063
Egypt (Arab Republic of) 7.053% 1/15/2032	440	254
EIDP, Inc. 4.50% 5/15/2026	903	880
EIDP, Inc. 4.80% 5/15/2033	1,322	1,234
Electricité de France SA 3.625% 10/13/2025[9]	760	731
Electricité de France SA 4.50% 9/21/2028[9]	200	187
Electricité de France SA 4.875% 9/21/2038[9]	7,267	5,920
Electricité de France SA 4.875% 1/22/2044[9]	325	259
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,9]	2,000	2,088
Elevance Health, Inc. 4.10% 5/15/2032	1,478	1,317
Elevance Health, Inc. 4.75% 2/15/2033	466	434
Elevance Health, Inc. 4.55% 5/15/2052	657	532
Elevance Health, Inc. 5.125% 2/15/2053	206	182
Eli Lilly and Co. 3.375% 3/15/2029	583	537
Eli Lilly and Co. 4.70% 2/27/2033	1,409	1,357
Eli Lilly and Co. 4.875% 2/27/2053	335	308
Embarq Corp. 7.995% 6/1/2036	625	353
Endo DAC 6.00% 6/30/2028[3,9]	625	45
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[9]	805	573
Energean PLC 6.50% 4/30/2027[9]	650	593
Energizer Holdings, Inc. 4.375% 3/31/2029[9]	430	359
Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	234
Enfragen Energia Sur SA 5.375% 12/30/2030	7,775	5,447
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[9]	1,300	1,194
ENN Energy Holdings, Ltd. 2.625% 9/17/2030[9]	850	683
Entegris Escrow Corp. 4.75% 4/15/2029[9]	195	175
EQM Midstream Partners, LP 6.50% 7/1/2027[9]	1,200	1,173
EQM Midstream Partners, LP 6.50% 7/15/2048	300	264
EQT Corp. 5.70% 4/1/2028	701	688
Equinix, Inc. 3.00% 7/15/2050	2,889	1,706
EquipmentShare.com, Inc. 9.00% 5/15/2028[9]	675	650
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024	1,650	1,072
European Investment Bank 4.50% 10/16/2028	3,000	2,976
Export-Import Bank of India 5.50% 1/18/2033	2,000	1,919
Export-Import Bank of Korea 4.50% 9/15/2032	800	751
Export-Import Bank of Korea 5.125% 1/11/2033	1,830	1,795
Exxon Mobil Corp. 3.452% 4/15/2051	2,720	1,906
Fannie Mae Pool #MA4237 2.00% 1/1/2051[6]	3,176	2,432
Fannie Mae Pool #FM6293 3.00% 1/1/2051[6]	74	62
Fannie Mae Pool #BR6309 2.50% 4/1/2051[6]	6,583	5,258
Fannie Mae Pool #CB0046 3.00% 4/1/2051[6]	11,876	9,870
Fannie Mae Pool #CB1136 2.50% 7/1/2051[6]	14,787	11,797
Fannie Mae Pool #BV0424 2.50% 1/1/2052[6]	12,026	9,658
Fannie Mae Pool #CB3016 2.50% 3/1/2052[6]	8,243	6,615
Fannie Mae Pool #BV8055 4.50% 9/1/2052[6]	24,582	22,596
Fannie Mae Pool #BV0952 4.50% 9/1/2052[6]	1,607	1,477
Fannie Mae Pool #BW1215 4.50% 10/1/2052[6]	3,971	3,650
Fannie Mae Pool #BX0097 4.50% 10/1/2052[6]	1,508	1,388
Fannie Mae Pool #BW9458 4.50% 10/1/2052[6]	365	336
Capital World Bond Fund — Page 18 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4840 4.50% 12/1/2052[6]	USD15,901	$14,617
Fannie Mae Pool #FS5675 4.50% 1/1/2053[6]	47,019	43,225
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	221	214
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	37	36
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	134	129
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	18,849	17,800
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	499	483
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[5,6]	— [8]	— [8]
Fertitta Entertainment, LLC 4.625% 1/15/2029[9]	295	250
Fertitta Entertainment, LLC 6.75% 1/15/2030[9]	425	347
FibraSOMA 4.375% 7/22/2031	2,800	2,095
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[1]	1,145	1,132
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[2,5,11]	545	545
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[2,5,11]	12	12
First Quantum Minerals, Ltd. 6.875% 3/1/2026[9]	787	765
First Quantum Minerals, Ltd. 6.875% 10/15/2027[9]	2,555	2,455
First Student Bidco, Inc. 4.00% 7/31/2029[9]	445	377
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.501% 7/21/2028[5,11]	214	209
FirstEnergy Corp. 2.65% 3/1/2030	2,579	2,105
FirstEnergy Corp. 2.25% 9/1/2030	2,250	1,747
FirstEnergy Corp. 3.40% 3/1/2050	2,801	1,744
FirstEnergy Transmission, LLC 4.35% 1/15/2025[9]	5,996	5,856
FirstEnergy Transmission, LLC 2.866% 9/15/2028[9]	3,862	3,353
Five Corners Funding Trust II 2.85% 5/15/2030[9]	3,500	2,921
Five Corners Funding Trust IV 5.997% 2/15/2053[9]	500	475
Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,128
Florida Power & Light Co. 2.875% 12/4/2051	1,343	815
Ford Motor Co. 3.25% 2/12/2032	370	286
Ford Motor Co. 6.10% 8/19/2032	850	801
Ford Motor Credit Co., LLC 3.664% 9/8/2024	65	63
Ford Motor Credit Co., LLC 2.30% 2/10/2025	450	423
Ford Motor Credit Co., LLC 4.134% 8/4/2025	200	190
Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	400
Ford Motor Credit Co., LLC 6.95% 6/10/2026	704	704
Ford Motor Credit Co., LLC 4.542% 8/1/2026	685	644
Ford Motor Credit Co., LLC 2.70% 8/10/2026	625	558
Ford Motor Credit Co., LLC 4.95% 5/28/2027	200	188
Ford Motor Credit Co., LLC 4.125% 8/17/2027	1,440	1,313
Ford Motor Credit Co., LLC 2.90% 2/16/2028	250	213
Ford Motor Credit Co., LLC 5.113% 5/3/2029	260	238
Ford Motor Credit Co., LLC 7.20% 6/10/2030	475	478
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,020	853
Fortrea Holdings, Inc. 7.50% 7/1/2030[9]	600	585
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 5.05% 6/30/2030[5,11]	354	354
Fortune Brands Innovations, Inc. 5.875% 6/1/2033	1,500	1,446
Freddie Mac Pool #RB5111 2.00% 5/1/2041[6]	62,495	50,384
Freddie Mac Pool #RB0546 2.00% 5/1/2041[6]	657	530
Freddie Mac Pool #QC3315 2.50% 6/1/2051[6]	1,911	1,524
Freddie Mac Pool #QD3310 3.00% 12/1/2051[6]	21	17
Freddie Mac Pool #QD4652 2.50% 1/1/2052[6]	13,669	10,934
Freddie Mac Pool #SD8214 3.50% 5/1/2052[6]	13,760	11,847
Freddie Mac Pool #SD8276 5.00% 12/1/2052[6]	24,503	23,150
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	591	572
Capital World Bond Fund — Page 19 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8341 5.00% 7/1/2053[6]	USD23,414	$22,110
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,237	2,163
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[6]	27,575	24,700
Frontier Communications Holdings, LLC 6.75% 5/1/2029[9]	408	314
Frontier Communications Holdings, LLC 5.875% 11/1/2029	50	37
FXI Holdings, Inc. 12.25% 11/15/2026[9]	1,315	1,200
Gabonese Republic 7.00% 11/24/2031[9]	790	590
Gartner, Inc. 3.75% 10/1/2030[9]	168	141
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[9]	300	257
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	1,150	1,149
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	1,250	1,241
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	229
General Dynamics Corp. 3.75% 5/15/2028	1,577	1,482
General Dynamics Corp. 3.625% 4/1/2030	871	790
General Motors Financial Co., Inc. 1.50% 6/10/2026	573	507
General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	5,849
Genesis Energy, LP 8.00% 1/15/2027	1,142	1,102
Genesis Energy, LP 8.875% 4/15/2030	493	482
GeoPark, Ltd. 5.50% 1/17/2027	10,500	9,013
Georgia (Republic of) 2.75% 4/22/2026[9]	2,535	2,268
Georgia Power Co. 4.95% 5/17/2033	5,266	4,941
Gilead Sciences, Inc. 5.25% 10/15/2033	2,608	2,545
Gilead Sciences, Inc. 5.55% 10/15/2053	1,217	1,171
Glencore Funding, LLC 1.625% 4/27/2026[9]	3,893	3,508
Glencore Funding, LLC 2.625% 9/23/2031[9]	1,100	850
Go Daddy Operating Co., LLC 5.25% 12/1/2027[9]	150	142
Go Daddy Operating Co., LLC 3.50% 3/1/2029[9]	800	674
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	1,639	1,281
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	4,149	3,319
Government National Mortgage Assn. 5.00% 10/1/2053[6,13]	37,820	35,840
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[6]	10,929	8,805
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[6]	6,670	5,362
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[6]	3,911	3,134
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[6]	26,971	21,793
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[6]	5,115	3,663
Gray Television, Inc. 5.875% 7/15/2026[9]	675	607
Gray Television, Inc. 7.00% 5/15/2027[9]	50	43
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[9]	350	346
Grifols SA 4.75% 10/15/2028[9]	440	376
Group 1 Automotive, Inc. 4.00% 8/15/2028[9]	340	296
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[9]	2,300	2,070
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[9]	486	478
GTCR W Merger Sub, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.00%) 8.334% 9/20/2030[5,11]	275	275
GTCR W-2 Merger Sub, LLC 7.50% 1/15/2031[9]	1,125	1,128
Hanesbrands, Inc. 4.875% 5/15/2026[9]	130	119
Hanesbrands, Inc. 9.00% 2/15/2031[9]	463	442
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.066% 3/8/2030[5,11]	620	609
Harbour Energy PLC 5.50% 10/15/2026[9]	480	448
Harvest Midstream I, LP 7.50% 9/1/2028[9]	587	568
HealthEquity, Inc. 4.50% 10/1/2029[9]	390	336
Hertz Vehicle Financing III, LLC, Series 2022-3A, Class A, 3.37% 3/25/2025[6,9]	4,715	4,682
Hess Midstream Operations, LP 4.25% 2/15/2030[9]	110	93
Hess Midstream Operations, LP 5.50% 10/15/2030[9]	45	41
Hightower Holding, LLC 6.75% 4/15/2029[9]	830	714
Capital World Bond Fund — Page 20 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Hilcorp Energy I, LP 5.75% 2/1/2029[9]	USD410	$371
Hilcorp Energy I, LP 6.00% 4/15/2030[9]	660	596
Hilton Domestic Operating Co., Inc. 5.375% 5/1/2025[9]	350	345
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	173
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[9]	885	745
Hologic, Inc. 3.25% 2/15/2029[9]	350	296
Home Depot, Inc. 4.50% 12/6/2048	675	566
Honduras (Republic of) 6.25% 1/19/2027	19,787	18,693
Honduras (Republic of) 5.625% 6/24/2030	7,784	6,671
Honduras (Republic of) 5.625% 6/24/2030[9]	1,263	1,082
Honeywell International, Inc. 2.30% 8/15/2024	700	681
Honeywell International, Inc. 5.00% 2/15/2033	1,000	972
Howard Hughes Corp. (The) 5.375% 8/1/2028[9]	1,022	902
Howard Hughes Corp. (The) 4.125% 2/1/2029[9]	520	417
Howard Hughes Corp. (The) 4.375% 2/1/2031[9]	165	127
Howmet Aerospace, Inc. 5.95% 2/1/2037	615	578
HSBC Holdings PLC 5.887% 8/14/2027 (USD-SOFR + 1.57% on 8/14/2026)[1]	1,400	1,383
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	19,876
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	1,200	990
HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,150
HSBC Holdings PLC 3.973% 5/22/2030 (3-month USD CME Term SOFR + 1.872% on 5/22/2029)[1]	3,229	2,841
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	945
HSBC Holdings PLC 5.402% 8/11/2033 (USD-SOFR + 2.87% on 8/11/2032)[1]	2,500	2,305
HSBC Holdings PLC 8.113% 11/3/2033 (USD-SOFR + 4.25% on 11/3/2032)[1]	2,649	2,788
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[1]	3,000	2,934
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	2,936	2,822
Huarong Finance 2017 Co., Ltd. 4.75% 4/27/2027	3,967	3,403
Huarong Finance 2019 Co., Ltd. 3.75% 5/29/2024	750	726
Huarong Finance 2019 Co., Ltd. 4.50% 5/29/2029	2,332	1,859
Huarong Finance 2019 Co., Ltd. (3-month USD CME Term SOFR + 1.512%) 6.812% 2/24/2025[5]	1,334	1,252
Huarong Finance II Co., Ltd. 5.50% 1/16/2025	2,687	2,536
Huarong Finance II Co., Ltd. 5.00% 11/19/2025	3,769	3,399
Huarong Finance II Co., Ltd. 4.625% 6/3/2026	2,469	2,168
Huarong Finance II Co., Ltd. 4.875% 11/22/2026	2,846	2,465
HUB International, Ltd. 7.00% 5/1/2026[9]	1,955	1,953
HUB International, Ltd. 7.25% 6/15/2030[9]	198	198
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.584% 6/20/2030[5,11]	104	104
Hungary (Republic of) 6.25% 9/22/2032[9]	760	742
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[1]	3,200	3,132
Hyundai Capital America 0.875% 6/14/2024[9]	4,355	4,201
Hyundai Capital America 1.80% 10/15/2025[9]	666	613
Hyundai Capital America 1.50% 6/15/2026[9]	3,387	3,010
Hyundai Capital America 5.60% 3/30/2028[9]	1,600	1,566
Hyundai Capital America 2.00% 6/15/2028[9]	2,187	1,818
Icahn Enterprises, LP 6.375% 12/15/2025	258	246
Icahn Enterprises, LP 6.25% 5/15/2026	262	244
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	227
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	209
Indonesia (Republic of) 4.65% 9/20/2032	1,350	1,265
Indonesia Asahan Aluminium (Persero) PT 6.53% 11/15/2028[9]	1,030	1,031
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[9]	6,360	5,948
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[1]	3,000	2,916
Ingersoll-Rand, Inc. 5.40% 8/14/2028	631	621
Capital World Bond Fund — Page 21 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ingersoll-Rand, Inc. 5.70% 8/14/2033	USD479	$463
Ingles Markets, Inc. 4.00% 6/15/2031[9]	1,085	892
Inter-American Development Bank 4.50% 5/15/2026	6,251	6,183
Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	14,436
Intercontinental Exchange, Inc. 4.35% 6/15/2029	3,950	3,719
Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,270	1,167
Intercontinental Exchange, Inc. 2.65% 9/15/2040	950	623
Intercontinental Exchange, Inc. 4.95% 6/15/2052	707	616
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[9]	2,000	1,794
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[9]	1,591	1,323
International Flavors & Fragrances, Inc. 2.30% 11/1/2030[9]	626	471
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[9]	2,025	1,271
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[9]	2,000	1,166
Interstate Power and Light Co. 2.30% 6/1/2030	4,150	3,328
Intesa Sanpaolo SpA 3.25% 9/23/2024[9]	7,125	6,906
Intesa Sanpaolo SpA 7.00% 11/21/2025[9]	1,375	1,392
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,9]	1,250	1,261
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,9]	4,000	3,611
Invitation Homes Operating Partnership, LP 2.30% 11/15/2028	754	631
Invitation Homes Operating Partnership, LP 2.70% 1/15/2034	514	376
IQVIA, Inc. 5.00% 5/15/2027[9]	630	594
IQVIA, Inc. 6.50% 5/15/2030[9]	200	196
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[9]	485	399
Iron Mountain, Inc. 5.25% 7/15/2030[9]	1,187	1,038
Iron Mountain, Inc. 4.50% 2/15/2031[9]	220	181
Israel (State of) 2.875% 3/16/2026	400	376
Israel (State of) 2.50% 1/15/2030	16,570	14,008
Israel (State of) 2.75% 7/3/2030	4,371	3,722
Israel (State of) 4.50% 1/17/2033	5,300	4,960
Jacobs Entertainment, Inc. 6.75% 2/15/2029[9]	345	307
Japan Bank for International Cooperation 4.25% 1/26/2026	1,704	1,665
Johnson & Johnson 0.95% 9/1/2027	1,082	930
Johnson & Johnson 1.30% 9/1/2030	3,265	2,569
Johnson & Johnson 2.10% 9/1/2040	1,000	641
Johnson & Johnson 2.25% 9/1/2050	1,659	959
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	3,054	2,726
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	5,355	4,905
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[1]	16,772	15,914
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	2,684
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	3,740	3,339
Kazakhstan (Republic of) 6.50% 7/21/2045	1,000	1,020
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,9]	525	513
Kennedy-Wilson, Inc. 4.75% 3/1/2029	695	534
Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,177
KfW 3.875% 6/15/2028	8,000	7,711
KKR Apple Bidco, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.316% 9/22/2028[5,11]	323	324
Korea Development Bank 4.25% 9/8/2032	690	632
Korea Development Bank 4.375% 2/15/2033	12,300	11,352
Korea Electric Power Corp. 5.375% 7/31/2026[9]	2,340	2,328
Korea Electric Power Corp. 4.00% 6/14/2027[9]	700	667
Capital World Bond Fund — Page 22 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Korea Housing Finance Corp. 4.625% 2/24/2028[9]	USD1,270	$1,227
Korea National Oil Corp. 4.875% 4/3/2028[9]	200	195
Korea National Oil Corp. 2.625% 4/18/2032	300	238
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[9]	530	484
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[9]	1,650	1,425
LABL, Inc. 10.50% 7/15/2027[9]	775	730
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[6,9]	1,213	1,211
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[6,9]	4,004	3,972
Lamar Media Corp. 3.75% 2/15/2028	840	746
Lamar Media Corp. 3.625% 1/15/2031	1,000	815
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[9]	825	706
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[9]	375	315
LCM Investments Holdings II, LLC 4.875% 5/1/2029[9]	1,521	1,295
LCM Investments Holdings II, LLC 8.25% 8/1/2031[9]	600	583
Lenovo Group, Ltd. 6.536% 7/27/2032	400	396
Levi Strauss & Co. 3.50% 3/1/2031[9]	910	721
Light and Wonder International, Inc. 7.00% 5/15/2028[9]	310	305
Light and Wonder International, Inc. 7.50% 9/1/2031[9]	255	252
Linde, Inc. 4.70% 12/5/2025	2,000	1,977
Linde, Inc. 2.00% 8/10/2050	412	210
Lithia Motors, Inc. 4.625% 12/15/2027[9]	750	686
Lithia Motors, Inc. 3.875% 6/1/2029[9]	320	270
Live Nation Entertainment, Inc. 4.75% 10/15/2027[9]	820	752
Lloyds Banking Group PLC 3.75% 1/11/2027	2,827	2,633
Lockheed Martin Corp. 5.10% 11/15/2027	985	980
Lockheed Martin Corp. 5.25% 1/15/2033	2,021	1,998
Lockheed Martin Corp. 4.75% 2/15/2034	368	349
Lockheed Martin Corp. 5.70% 11/15/2054	1,154	1,152
Lockheed Martin Corp. 5.20% 2/15/2055	406	378
LPL Holdings, Inc. 4.625% 11/15/2027[9]	1,595	1,475
LSB Industries, Inc. 6.25% 10/15/2028[9]	1,080	980
LSC Communications, Inc. 8.75% 10/15/2023[3,7,9]	2,502	8
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[1]	3,400	2,943
Macquarie Airfinance Holdings, Ltd. 8.125% 3/30/2029[9]	290	291
Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	351	281
Marsh & McLennan Companies, Inc. 2.375% 12/15/2031	616	485
Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	250	244
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	199	192
Mastercard, Inc. 4.875% 3/9/2028	522	518
Mastercard, Inc. 2.00% 11/18/2031	4,527	3,554
Mastercard, Inc. 4.85% 3/9/2033	2,125	2,054
Mastercard, Inc. 2.95% 3/15/2051	772	501
McAfee Corp. 7.375% 2/15/2030[9]	400	335
McDonald’s Corp. 4.60% 9/9/2032	794	747
McDonald’s Corp. 4.95% 8/14/2033	1,365	1,303
McDonald’s Corp. 5.15% 9/9/2052	520	467
Medline Borrower, LP 5.25% 10/1/2029[9]	1,435	1,242
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/23/2028[5,11]	347	347
Meituan 3.05% 10/28/2030[9]	565	439
Mercedes-Benz Finance North America, LLC 0.75% 3/1/2024[9]	667	653
Mercedes-Benz Finance North America, LLC 5.50% 11/27/2024[9]	333	333
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[9]	150	149
Merck & Co., Inc. 1.45% 6/24/2030	4,500	3,528
Merck & Co., Inc. 4.90% 5/17/2044	703	642
Merck & Co., Inc. 5.00% 5/17/2053	286	260
Capital World Bond Fund — Page 23 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Merck & Co., Inc. 5.15% 5/17/2063	USD358	$327
Methanex Corp. 5.125% 10/15/2027	500	462
Methanex Corp. 5.25% 12/15/2029	300	268
MetLife, Inc. 5.375% 7/15/2033	689	663
MetLife, Inc. 5.00% 7/15/2052	230	199
Metropolitan Life Global Funding I 0.95% 7/2/2025[9]	666	613
Metropolitan Life Global Funding I 3.45% 12/18/2026[9]	2,310	2,169
Metropolitan Life Global Funding I 1.875% 1/11/2027[9]	1,500	1,331
Metropolitan Life Global Funding I 1.55% 1/7/2031[9]	571	430
Metropolitan Life Global Funding I 5.15% 3/28/2033[9]	900	853
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,500	2,482
MGM Resorts International 5.50% 4/15/2027	560	523
Mic Capital Management (Rsc) Seven, Ltd. 5.084% 5/22/2053[9]	200	178
MidAmerican Energy Co. 5.35% 1/15/2034	125	123
MidAmerican Energy Co. 5.85% 9/15/2054	200	197
Midas OpCo Holdings, LLC 5.625% 8/15/2029[9]	285	230
Mileage Plus Holdings, LLC 6.50% 6/20/2027[9]	866	859
Minejesa Capital BV 5.625% 8/10/2037[9]	300	230
Mineral Resources, Ltd. 8.125% 5/1/2027[9]	156	154
Mineral Resources, Ltd. 8.00% 11/1/2027[9]	1,284	1,261
Mineral Resources, Ltd. 9.25% 10/1/2028[9]	390	394
Mineral Resources, Ltd. 8.50% 5/1/2030[9]	340	334
MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	481
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[9]	10,569	9,765
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[6,9]	4,994	4,956
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[6,9]	1,472	1,460
Molina Healthcare, Inc. 4.375% 6/15/2028[9]	625	561
Molina Healthcare, Inc. 3.875% 11/15/2030[9]	460	381
Mongolia (State of) 8.75% 3/9/2024	221	223
Mongolia (State of) 5.125% 4/7/2026	700	655
Moog, Inc. 4.25% 12/9/2027[9]	350	316
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	5,386	4,795
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[1]	2,362	2,276
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[1]	532	484
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[1]	918	853
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[1]	8,954	8,450
Mozambique (Republic of) 9.00% 9/15/2031	10,300	8,135
MSCI, Inc. 3.625% 9/1/2030[9]	100	84
MSCI, Inc. 3.875% 2/15/2031[9]	1,080	916
MSCI, Inc. 3.625% 11/1/2031[9]	325	266
MSCI, Inc. 3.25% 8/15/2033[9]	200	154
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	2,950	2,895
Münchener Rückversicherungs-Gesellschaft AG 5.875% 5/23/2042 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.982% on 5/23/2032)[1,9]	3,000	2,906
MV24 Capital BV 6.748% 6/1/2034	7,565	6,681
Nabors Industries, Inc. 7.375% 5/15/2027[9]	740	717
Nasdaq, Inc. 5.35% 6/28/2028	1,083	1,064
Nasdaq, Inc. 5.55% 2/15/2034	874	835
Nasdaq, Inc. 5.95% 8/15/2053	1,223	1,143
Nasdaq, Inc. 6.10% 6/28/2063	607	565
National Grid PLC 5.809% 6/12/2033	6,600	6,418
NatWest Group PLC 4.445% 5/8/2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[1,10]	8,625	7,791
NatWest Group PLC 6.016% 3/2/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 3/2/2033)[1]	5,000	4,806
Navient Corp. 5.00% 3/15/2027	380	342
Capital World Bond Fund — Page 24 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Navient Corp. 4.875% 3/15/2028	USD1,050	$891
NBM US Holdings, Inc. 7.00% 5/14/2026[2]	19,816	19,667
NCL Corp., Ltd. 5.875% 2/15/2027[9]	160	152
NCR Atleos Escrow Corp. 9.50% 4/1/2029[9]	391	379
NCR Atleos, LLC, Term Loan B, (1-month USD CME Term SOFR + 4.75%) 10.068% 3/22/2029[5,11]	300	289
NCR Corp. 6.125% 9/1/2029[9]	450	462
NCR Corp. 5.25% 10/1/2030[9]	172	148
Nederlandse Waterschapsbank NV 4.875% 2/24/2025[9]	9,671	9,579
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[9]	540	507
Nestle Skin Health SA, Term Loan B3, (3-month USD CME Term SOFR + 3.75%) 9.24% 10/1/2026[5,11]	987	987
Netflix, Inc. 4.875% 4/15/2028	395	383
Netflix, Inc. 5.875% 11/15/2028	2,097	2,114
Netflix, Inc. 5.375% 11/15/2029[9]	1,918	1,874
New Fortress Energy, Inc. 6.75% 9/15/2025[9]	970	927
New Fortress Energy, Inc. 6.50% 9/30/2026[9]	1,870	1,724
New York Life Global Funding 0.95% 6/24/2025[9]	842	775
New York Life Global Funding 0.85% 1/15/2026[9]	750	675
New York Life Global Funding 1.20% 8/7/2030[9]	11,090	8,344
New York Life Global Funding 4.55% 1/28/2033[9]	295	271
Nexstar Media, Inc. 4.75% 11/1/2028[9]	797	661
NFP Corp. 6.875% 8/15/2028[9]	1,373	1,178
NGL Energy Operating, LLC 7.50% 2/1/2026[9]	2,155	2,133
NGL Energy Partners, LP 7.50% 4/15/2026	175	169
Nigeria (Republic of) 8.375% 3/24/2029[9]	1,025	880
Nigeria (Republic of) 8.25% 9/28/2051	700	487
Noble Finance II, LLC 8.00% 4/15/2030[9]	225	228
NongHyup Bank 4.875% 7/3/2028[9]	3,525	3,424
Nordea Bank ABP 3.60% 6/6/2025[9]	4,575	4,413
Norfolk Southern Corp. 5.05% 8/1/2030	1,614	1,556
Norfolk Southern Corp. 5.35% 8/1/2054	3,781	3,458
Northern Oil and Gas, Inc. 8.125% 3/1/2028[9]	1,035	1,035
Northern Oil and Gas, Inc. 8.75% 6/15/2031[9]	360	363
Northrop Grumman Corp. 3.25% 1/15/2028	2,590	2,377
Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,812
Northrop Grumman Corp. 4.95% 3/15/2053	847	745
Novartis Capital Corp. 2.20% 8/14/2030	4,000	3,318
Novelis Corp. 4.75% 1/30/2030[9]	290	251
Novelis Corp. 3.875% 8/15/2031[9]	230	184
NuStar Logistics, LP 5.625% 4/28/2027	630	601
Nutrien, Ltd. 5.95% 11/7/2025	277	277
Nutrien, Ltd. 4.90% 3/27/2028	573	554
Nutrien, Ltd. 5.80% 3/27/2053	206	190
Occidental Petroleum Corp. 6.375% 9/1/2028	920	928
Occidental Petroleum Corp. 6.625% 9/1/2030	500	507
Occidental Petroleum Corp. 6.125% 1/1/2031	310	306
Occidental Petroleum Corp. 6.45% 9/15/2036	245	241
Occidental Petroleum Corp. 6.20% 3/15/2040	40	38
Occidental Petroleum Corp. 6.60% 3/15/2046	85	84
OCI NV 6.70% 3/16/2033[9]	699	668
OCP SA 3.75% 6/23/2031	3,400	2,694
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048	7,560	5,087
Oleoducto Central SA 4.00% 7/14/2027[9]	15,275	13,625
Oleoducto Central SA 4.00% 7/14/2027	3,352	2,990
Capital World Bond Fund — Page 25 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Olympus Water US Holding Corp. 4.25% 10/1/2028[9]	USD200	$163
Olympus Water US Holding Corp. 9.75% 11/15/2028[9]	350	350
Oman (Sultanate of) 6.25% 1/25/2031[9]	3,400	3,365
Oman (Sultanate of) 6.75% 1/17/2048	950	876
Oman (Sultanate of) 7.00% 1/25/2051	412	390
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	1,630	1,504
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	2,223	1,271
ONEOK, Inc. 5.80% 11/1/2030	469	459
ONEOK, Inc. 6.05% 9/1/2033	3,484	3,425
ONEOK, Inc. 6.625% 9/1/2053	2,234	2,190
Ontario Gaming GTA, LP 8.00% 8/1/2030[9]	155	155
Ontario Gaming GTA, LP, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 9.64% 8/1/2030[5,11]	350	351
Open Text Corp. 3.875% 2/15/2028[9]	125	109
Open Text Corp. 3.875% 12/1/2029[9]	125	103
Open Text Corp., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.166% 1/31/2030[5,11]	993	993
Option Care Health, Inc. 4.375% 10/31/2029[9]	150	130
Oracle Corp. 3.25% 11/15/2027	4	4
Oracle Corp. 3.60% 4/1/2050	2,475	1,602
Oracle Corp. 3.95% 3/25/2051	1,846	1,267
Osaic Holdings, Inc. 10.75% 8/1/2027[9]	1,643	1,654
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.816% 8/17/2028[5,11]	225	225
Otis Worldwide Corp. 5.25% 8/16/2028	500	492
Owens & Minor, Inc. 6.625% 4/1/2030[9]	445	395
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,800	1,540
Pacific Gas and Electric Co. 3.00% 6/15/2028	15,640	13,431
Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	10,481
Pacific Gas and Electric Co. 6.10% 1/15/2029	636	622
Pacific Gas and Electric Co. 4.55% 7/1/2030	4,009	3,546
Pacific Gas and Electric Co. 2.50% 2/1/2031	7,869	5,992
Pacific Gas and Electric Co. 3.25% 6/1/2031	6,036	4,802
Pacific Gas and Electric Co. 4.40% 3/1/2032	370	314
Pacific Gas and Electric Co. 6.15% 1/15/2033	415	394
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,216	2,138
Pacific Gas and Electric Co. 3.30% 8/1/2040	19,800	12,702
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,769	1,652
Pacific Gas and Electric Co. 6.70% 4/1/2053	6,000	5,649
Panama (Republic of) 3.75% 4/17/2026	411	376
Panama (Republic of) 6.375% 7/25/2033[9]	1,700	1,613
Panama (Republic of) 6.40% 2/14/2035	6,000	5,829
Panama (Republic of) 6.875% 1/31/2036	560	562
Panama (Republic of) 6.853% 3/28/2054	200	186
Panama (Republic of) 4.50% 4/1/2056	1,139	753
Panama (Republic of) 3.87% 7/23/2060	1,160	675
Panama (Republic of) 4.50% 1/19/2063	470	305
Park Intermediate Holdings, LLC 4.875% 5/15/2029[9]	320	271
Parker-Hannifin Corp. 3.25% 6/14/2029	70	62
Party City Holdings, Inc. 8.75% 2/15/2026[3,9]	556	86
Party City Holdings, Inc., Term Loan DIP, 15.31% 11/16/2023[5,11]	97	100
PENN Entertainment, Inc. 5.625% 1/15/2027[9]	525	494
PepsiCo, Inc. 1.95% 10/21/2031	1,162	917
PepsiCo, Inc. 3.625% 3/19/2050	264	199
PepsiCo, Inc. 2.75% 10/21/2051	586	367
Performance Food Group, Inc. 5.50% 10/15/2027[9]	395	375
Capital World Bond Fund — Page 26 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Performance Food Group, Inc. 4.25% 8/1/2029[9]	USD340	$294
Petrobras Global Finance BV 6.75% 6/3/2050	176	160
Petrobras Global Finance BV 5.50% 6/10/2051	124	94
Petroleos Mexicanos 4.875% 1/18/2024	18,251	18,106
Petroleos Mexicanos 4.25% 1/15/2025	160	153
Petroleos Mexicanos 6.875% 10/16/2025	4,006	3,841
Petroleos Mexicanos 6.875% 8/4/2026	8,616	7,950
Petroleos Mexicanos 6.49% 1/23/2027	11,553	10,260
Petroleos Mexicanos 6.50% 3/13/2027	2,180	1,924
Petroleos Mexicanos 6.70% 2/16/2032	2,540	1,888
PETRONAS Capital, Ltd. 3.50% 4/21/2030[9]	365	324
PETRONAS Capital, Ltd. 4.55% 4/21/2050[9]	2,540	2,072
PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	187
PETSMART, LLC 7.75% 2/15/2029[9]	250	233
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	10,107	9,558
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	2,264	2,105
PG&E Corp. 5.00% 7/1/2028	1,745	1,582
PG&E Corp. 5.25% 7/1/2030	320	278
Philip Morris International, Inc. 5.625% 11/17/2029	2,577	2,549
Philip Morris International, Inc. 2.10% 5/1/2030	3,783	3,022
Philip Morris International, Inc. 1.75% 11/1/2030	503	383
Philip Morris International, Inc. 5.75% 11/17/2032	9,986	9,752
Philip Morris International, Inc. 5.375% 2/15/2033	9,870	9,362
Philippines (Republic of) 6.375% 10/23/2034	2,320	2,451
PLDT, Inc. 2.50% 1/23/2031	380	303
PLDT, Inc. 3.45% 6/23/2050	400	268
PM General Purchaser, LLC 9.50% 10/1/2028[9]	365	340
PNC Financial Services Group, Inc. 3.40% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 2.595% on 9/15/2026)[1]	1,284	953
POSCO 5.75% 1/17/2028[9]	305	303
Post Holdings, Inc. 5.625% 1/15/2028[9]	1,030	975
Post Holdings, Inc. 5.50% 12/15/2029[9]	490	445
Post Holdings, Inc. 4.625% 4/15/2030[9]	535	459
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[6,9]	4,386	4,379
Prestige Brands, Inc. 5.125% 1/15/2028[9]	575	536
Procter & Gamble Co. 0.55% 10/29/2025	1,792	1,630
Procter & Gamble Co. 1.00% 4/23/2026	338	306
Procter & Gamble Co. 3.95% 1/26/2028	2,500	2,420
Procter & Gamble Co. 1.20% 10/29/2030	1,685	1,305
Prologis, LP 4.75% 6/15/2033	1,162	1,072
Prologis, LP 5.25% 6/15/2053	74	67
Prudential Financial, Inc. 3.905% 12/7/2047	250	182
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	11,320	9,328
PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[9]	230	208
Public Service Company of Colorado 3.20% 3/1/2050	856	539
Public Service Company of Colorado 2.70% 1/15/2051	274	154
Public Service Company of Colorado 5.25% 4/1/2053	1,106	965
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,120	1,095
Public Service Electric and Gas Co. 5.45% 8/1/2053	584	558
Public Storage Operating Co. 5.125% 1/15/2029	1,303	1,283
Public Storage Operating Co. 5.10% 8/1/2033	1,097	1,049
Qatar (State of) 4.00% 3/14/2029[9]	1,661	1,584
Qatar (State of) 4.00% 3/14/2029	675	644
Qatar (State of) 4.40% 4/16/2050[9]	2,145	1,755
Capital World Bond Fund — Page 27 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Qatar Energy 2.25% 7/12/2031[9]	USD932	$749
Qatar Energy 3.125% 7/12/2041[9]	16,587	11,495
Qatar Energy 3.30% 7/12/2051	5,000	3,256
Qatar Energy 3.30% 7/12/2051[9]	2,132	1,388
QVC, Inc. 4.45% 2/15/2025	250	219
Radiology Partners, Inc. 9.25% 2/1/2028[9]	1,414	561
Radiology Partners, Inc., Term Loan, (1-month USD CME Term SOFR + 4.25%) 10.179% 7/9/2025[5,11]	301	229
Rain Carbon, Inc. 12.25% 9/1/2029[9]	281	295
Range Resources Corp. 8.25% 1/15/2029	135	139
Range Resources Corp. 4.75% 2/15/2030[9]	1,195	1,062
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	6,642	5,115
Resorts World Las Vegas, LLC 4.625% 4/16/2029[2]	300	240
RHP Hotel Properties, LP 7.25% 7/15/2028[9]	391	385
RHP Hotel Properties, LP 4.50% 2/15/2029[9]	170	146
Rio Tinto Finance (USA) PLC 5.00% 3/9/2033	700	673
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[9]	988	1,004
RLJ Lodging Trust, LP 4.00% 9/15/2029[9]	180	148
Roche Holdings, Inc. 1.93% 12/13/2028[9]	2,800	2,392
Roche Holdings, Inc. 2.076% 12/13/2031[9]	6,500	5,132
Romania 7.625% 1/17/2053[9]	346	354
Royal Bank of Canada 5.00% 2/1/2033	3,522	3,285
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[9]	300	278
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	650	551
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[9]	475	436
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[9]	1,139	1,204
RP Escrow Issuer, LLC 5.25% 12/15/2025[9]	525	382
RTX Corp. 5.00% 2/27/2026	250	247
RTX Corp. 3.125% 5/4/2027	250	230
RTX Corp. 4.125% 11/16/2028	4,100	3,826
RTX Corp. 1.90% 9/1/2031	1,430	1,083
RTX Corp. 5.15% 2/27/2033	1,987	1,883
RTX Corp. 2.82% 9/1/2051	750	430
RTX Corp. 3.03% 3/15/2052	500	301
RTX Corp. 5.375% 2/27/2053	1,000	906
Russian Federation 5.25% 6/23/2047[3]	1,000	340
Ryan Specialty Group, LLC 4.375% 2/1/2030[9]	305	266
Salesforce, Inc. 1.95% 7/15/2031	2,575	2,040
Salesforce, Inc. 2.70% 7/15/2041	375	254
Salesforce, Inc. 2.90% 7/15/2051	1,350	844
Sands China, Ltd. 2.55% 3/8/2027	600	521
Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	6,524
Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,013
Sasol Financing USA, LLC 5.875% 3/27/2024	24,940	24,719
Sasol Financing USA, LLC 4.375% 9/18/2026	7,000	6,212
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	5,000	4,812
Saudi Arabia (Kingdom of) 3.25% 10/26/2026	753	707
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,617
Saudi Arabia (Kingdom of) 4.875% 7/18/2033[9]	595	567
Scientific Games Holdings, LP 6.625% 3/1/2030[9]	616	532
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[9]	280	247
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[9]	560	481
Scotts Miracle-Gro Co. 4.50% 10/15/2029	145	119
Scotts Miracle-Gro Co. 4.375% 2/1/2032	285	214
Seadrill Finance, Ltd. 8.375% 8/1/2030[9]	550	560
Seagate HDD Cayman 8.50% 7/15/2031[9]	375	385
Capital World Bond Fund — Page 28 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Senegal (Republic of) 6.75% 3/13/2048	USD750	$504
Sensata Technologies BV 4.00% 4/15/2029[9]	620	534
Serbia (Republic of) 6.25% 5/26/2028[9]	3,300	3,240
Serbia (Republic of) 6.50% 9/26/2033[9]	1,378	1,315
Service Corp. International 4.00% 5/15/2031	150	123
Service Properties Trust 4.75% 10/1/2026	77	66
Service Properties Trust 4.95% 2/15/2027	125	106
Service Properties Trust 3.95% 1/15/2028	227	177
Service Properties Trust 4.95% 10/1/2029	323	245
Service Properties Trust 4.375% 2/15/2030	81	58
ServiceNow, Inc. 1.40% 9/1/2030	10,473	8,047
Sharjah (Emirate of) 6.50% 11/23/2032[9]	2,355	2,352
Shell International Finance BV 3.50% 11/13/2023	6,611	6,595
Shell International Finance BV 3.00% 11/26/2051	890	556
Sherwin-Williams Co. 3.45% 6/1/2027	792	738
Sherwin-Williams Co. 2.95% 8/15/2029	500	433
Sherwin-Williams Co. 2.20% 3/15/2032	480	368
Sherwin-Williams Co. 3.30% 5/15/2050	750	478
Sherwin-Williams Co. 2.90% 3/15/2052	250	145
Siam Commercial Bank Public Co., Ltd. (The) 3.90% 2/11/2024	1,210	1,201
Simmons Foods, Inc. 4.625% 3/1/2029[9]	882	725
Sirius XM Radio, Inc. 3.125% 9/1/2026[9]	450	402
Sirius XM Radio, Inc. 4.00% 7/15/2028[9]	1,350	1,154
Sirius XM Radio, Inc. 4.125% 7/1/2030[9]	450	361
Sirius XM Radio, Inc. 3.875% 9/1/2031[9]	1,030	781
Sitio Royalties Operating Partnership, LP 7.875% 11/1/2028[9]	300	301
SK hynix, Inc. 3.00% 9/17/2024	932	903
SK hynix, Inc. 1.50% 1/19/2026	3,298	2,964
SK hynix, Inc. 1.50% 1/19/2026[9]	752	676
SK hynix, Inc. 6.375% 1/17/2028[9]	200	200
SK hynix, Inc. 2.375% 1/19/2031[9]	494	371
SM Energy Co. 6.50% 7/15/2028	135	130
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.854% 11/15/2052[5,6,9]	4,973	4,988
SMBC Aviation Capital Finance DAC 5.70% 7/25/2033[9]	3,957	3,676
Sonic Automotive, Inc. 4.625% 11/15/2029[9]	425	353
Sonic Automotive, Inc. 4.875% 11/15/2031[9]	820	654
South32 Treasury, Ltd. 4.35% 4/14/2032[9]	945	798
Southern California Edison Co. 4.70% 6/1/2027	228	221
Southern California Edison Co. 5.85% 11/1/2027	1,000	1,006
Southern California Edison Co. 2.85% 8/1/2029	1,100	950
Southern California Edison Co. 2.95% 2/1/2051	3,945	2,338
Southern California Edison Co. 3.65% 6/1/2051	3,310	2,202
Southern California Edison Co. 3.45% 2/1/2052	1,839	1,175
Southern Co. (The) 5.70% 3/15/2034	675	662
Southwestern Electric Power Co. 3.25% 11/1/2051	733	441
Southwestern Energy Co. 5.70% 1/23/2025[1]	350	345
Southwestern Energy Co. 8.375% 9/15/2028	202	209
Southwestern Energy Co. 5.375% 3/15/2030	430	392
Southwestern Energy Co. 4.75% 2/1/2032	500	430
Spirit AeroSystems, Inc. 4.60% 6/15/2028	152	119
Spirit AeroSystems, Inc. 9.375% 11/30/2029[9]	1,861	1,896
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3]	10,896	5,260
Sri Lanka (Democratic Socialist Republic of) 5.75% 4/18/2023[3,9]	214	103
Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,075
Capital World Bond Fund — Page 29 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Standard Chartered PLC 6.296% 7/6/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.58% on 7/6/2033)[1,9]	USD1,883	$1,819
Star Parent, Inc. 9.00% 10/1/2030[9]	100	101
Star Parent, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.327% 9/19/2030[5,11]	200	196
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[1]	2,554	2,377
Ste Transcore Holdings, Inc. 3.75% 5/5/2032[2]	300	269
Stellantis Finance US, Inc. 1.711% 1/29/2027[9]	4,000	3,482
Stellantis Finance US, Inc. 5.625% 1/12/2028[9]	5,110	5,060
Stellantis Finance US, Inc. 2.691% 9/15/2031[9]	2,675	2,064
Stellantis Finance US, Inc. 6.375% 9/12/2032[9]	2,400	2,365
Stericycle, Inc. 3.875% 1/15/2029[9]	295	255
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[9]	735	561
Sunoco, LP 4.50% 5/15/2029	1,550	1,362
Sunoco, LP 4.50% 4/30/2030	160	139
Superior Plus, LP 4.50% 3/15/2029[9]	148	129
Surgery Center Holdings, Inc. 10.00% 4/15/2027[9]	325	329
Swedish Export Credit Corp. 4.375% 2/13/2026	1,616	1,586
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,9]	5,600	5,266
Talen Energy Supply, LLC 8.625% 6/1/2030[9]	1,120	1,149
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.876% 5/17/2030[5,11]	430	432
Target Corp. 4.50% 9/15/2032	730	680
Target Corp. 4.80% 1/15/2053	1,725	1,477
Tencent Holdings, Ltd. 3.28% 4/11/2024	300	296
Tencent Holdings, Ltd. 1.81% 1/26/2026	600	551
Tencent Holdings, Ltd. 3.975% 4/11/2029	250	227
Tencent Holdings, Ltd. 2.39% 6/3/2030[9]	300	241
Tencent Holdings, Ltd. 3.68% 4/22/2041	1,735	1,201
Tencent Holdings, Ltd. 3.24% 6/3/2050[9]	9,220	5,316
Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,133
Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	2,609
Tenet Healthcare Corp. 4.625% 6/15/2028	350	315
Tenet Healthcare Corp. 6.125% 10/1/2028	380	357
Tenet Healthcare Corp. 6.75% 5/15/2031[9]	890	859
Tennessee Valley Authority 3.875% 3/15/2028	1,527	1,474
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	19,115	17,053
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	960	882
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	661	685
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	655	411
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	10,005	6,645
Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	2,300	2,274
Thermo Fisher Scientific, Inc. 5.086% 8/10/2033	828	801
Tibco Software, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.99% 9/29/2028[5,11]	1,526	1,468
TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[9]	300	275
T-Mobile USA, Inc. 1.50% 2/15/2026	9,025	8,186
T-Mobile USA, Inc. 2.05% 2/15/2028	1,275	1,097
T-Mobile USA, Inc. 4.80% 7/15/2028	6,220	5,981
T-Mobile USA, Inc. 3.875% 4/15/2030	1,064	943
T-Mobile USA, Inc. 2.55% 2/15/2031	7,889	6,280
T-Mobile USA, Inc. 5.05% 7/15/2033	946	878
T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	912
Capital World Bond Fund — Page 30 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 3.40% 10/15/2052	USD650	$406
T-Mobile USA, Inc. 5.75% 1/15/2054	1,065	982
TNB Global Ventures Capital Bhd 3.244% 10/19/2026	700	654
Toronto-Dominion Bank (The) 5.156% 1/10/2028	4,237	4,138
Toyota Motor Credit Corp. 1.90% 4/6/2028	1,067	926
Toyota Motor Credit Corp. 3.375% 4/1/2030	1,206	1,068
Toyota Motor Credit Corp. 4.55% 5/17/2030	2,000	1,897
TransDigm, Inc. 6.25% 3/15/2026[9]	500	492
TransDigm, Inc. 5.50% 11/15/2027	560	525
TransDigm, Inc. 6.75% 8/15/2028[9]	710	700
TransDigm, Inc. 4.875% 5/1/2029	500	440
TransDigm, Inc. 6.875% 12/15/2030[9]	235	231
Transocean Aquila, Ltd. 8.00% 9/30/2028[9]	100	100
Transocean Poseidon, Ltd. 6.875% 2/1/2027[9]	276	272
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[9]	1,217	1,239
Transocean, Inc. 8.75% 2/15/2030[9]	233	238
Transocean, Inc. 6.80% 3/15/2038	750	572
Travelers Companies, Inc. 4.10% 3/4/2049	400	311
Travelers Companies, Inc. 5.45% 5/25/2053	356	340
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[7,9]	800	708
Tricon Residential Trust, Series 2023-SFR1, Class A, 5.10% 7/17/2040[6,9]	2,608	2,512
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[6,9]	1,467	1,388
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[6,9]	317	296
Trident TPI Holdings, Inc. 12.75% 12/31/2028[9]	500	523
Triumph Group, Inc. 7.75% 8/15/2025	225	214
Triumph Group, Inc. 9.00% 3/15/2028[9]	728	721
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	3,498	3,295
Turkey (Republic of) 6.00% 1/14/2041	2,500	1,853
U.S. Bancorp 2.677% 1/27/2033 (USD-SOFR + 1.02% on 1/27/2032)[1]	750	566
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[1]	4,342	3,826
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[1]	578	546
U.S. Treasury 4.25% 9/30/2024	6,180	6,109
U.S. Treasury 4.125% 1/31/2025	3,006	2,960
U.S. Treasury 1.75% 3/15/2025	550	523
U.S. Treasury 3.875% 3/31/2025	2,500	2,450
U.S. Treasury 2.875% 4/30/2025	72	69
U.S. Treasury 3.875% 4/30/2025	6,000	5,878
U.S. Treasury 0.25% 6/30/2025	2,895	2,661
U.S. Treasury 4.625% 6/30/2025	20	20
U.S. Treasury 4.75% 7/31/2025	485	482
U.S. Treasury 3.125% 8/15/2025	2,500	2,412
U.S. Treasury 0.25% 10/31/2025	45	41
U.S. Treasury 3.00% 10/31/2025	718	689
U.S. Treasury 4.50% 11/15/2025	29	28
U.S. Treasury 4.00% 12/15/2025	307	301
U.S. Treasury 0.75% 3/31/2026	28,650	25,911
U.S. Treasury 2.25% 3/31/2026	25	23
U.S. Treasury 3.75% 4/15/2026	22,566	21,949
U.S. Treasury 3.625% 5/15/2026	85	82
U.S. Treasury 0.625% 7/31/2026	16,115	14,345
U.S. Treasury 0.75% 8/31/2026	295	263
U.S. Treasury 0.875% 9/30/2026	25,488	22,748
U.S. Treasury 1.125% 10/31/2026	48,206	43,199
U.S. Treasury 1.625% 11/30/2026	4,255	3,864
U.S. Treasury 2.25% 2/15/2027	5,500	5,077
Capital World Bond Fund — Page 31 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.50% 3/31/2027	USD21,705	$20,163
U.S. Treasury 0.50% 4/30/2027	2,300	1,983
U.S. Treasury 2.75% 4/30/2027	3,280	3,067
U.S. Treasury 2.625% 5/31/2027	2,460	2,287
U.S. Treasury 2.75% 7/31/2027	6,400	5,963
U.S. Treasury 0.50% 8/31/2027	4,200	3,575
U.S. Treasury 3.125% 8/31/2027	153,500	144,900
U.S. Treasury 4.125% 9/30/2027	92,425	90,511
U.S. Treasury 4.125% 10/31/2027[14]	91,001	89,083
U.S. Treasury 3.875% 11/30/2027	5,250	5,090
U.S. Treasury 3.875% 12/31/2027	26,975	26,152
U.S. Treasury 2.75% 2/15/2028	310	287
U.S. Treasury 1.125% 2/29/2028	8,938	7,691
U.S. Treasury 4.00% 2/29/2028	38,168	37,187
U.S. Treasury 1.25% 3/31/2028	2,744	2,369
U.S. Treasury 3.625% 3/31/2028	1	— [8]
U.S. Treasury 2.875% 5/15/2028	27,630	25,606
U.S. Treasury 1.25% 5/31/2028	1,715	1,473
U.S. Treasury 3.625% 5/31/2028	3,367	3,228
U.S. Treasury 4.00% 6/30/2028	413	402
U.S. Treasury 1.125% 8/31/2028	15,000	12,705
U.S. Treasury 4.375% 8/31/2028	13,622	13,487
U.S. Treasury 4.625% 9/30/2028	3,930	3,933
U.S. Treasury 1.625% 8/15/2029	7,095	6,023
U.S. Treasury 3.875% 12/31/2029	2,000	1,916
U.S. Treasury 1.50% 2/15/2030	240	199
U.S. Treasury 0.625% 5/15/2030[14]	17,634	13,651
U.S. Treasury 3.75% 5/31/2030[14]	9,310	8,841
U.S. Treasury 0.625% 8/15/2030	20	15
U.S. Treasury 4.125% 8/31/2030	1,061	1,030
U.S. Treasury 1.625% 5/15/2031	2,810	2,282
U.S. Treasury 1.25% 8/15/2031	1,114	871
U.S. Treasury 2.875% 5/15/2032[14]	18,675	16,394
U.S. Treasury 4.125% 11/15/2032	2	2
U.S. Treasury 3.50% 2/15/2033	— [8]	— [8]
U.S. Treasury 3.375% 5/15/2033[14]	12,950	11,745
U.S. Treasury 3.875% 8/15/2033[14]	52,895	49,973
U.S. Treasury 4.50% 8/15/2039	4,125	3,991
U.S. Treasury 4.375% 11/15/2039	1,500	1,427
U.S. Treasury 4.625% 2/15/2040	1,500	1,468
U.S. Treasury 1.125% 8/15/2040	5,389	3,062
U.S. Treasury 1.875% 2/15/2041[14]	17,219	11,101
U.S. Treasury 2.25% 5/15/2041[14]	7,790	5,342
U.S. Treasury 1.75% 8/15/2041	5,460	3,399
U.S. Treasury 3.125% 11/15/2041	100	79
U.S. Treasury 3.25% 5/15/2042	1,636	1,303
U.S. Treasury 2.75% 8/15/2042	100	73
U.S. Treasury 2.75% 11/15/2042	1,000	729
U.S. Treasury 3.875% 2/15/2043	160	139
U.S. Treasury 3.875% 5/15/2043	12,128	10,542
U.S. Treasury 4.375% 8/15/2043	2,078	1,939
U.S. Treasury 3.375% 5/15/2044	2,700	2,153
U.S. Treasury 3.125% 8/15/2044	940	718
U.S. Treasury 2.50% 2/15/2045	1,900	1,289
U.S. Treasury 3.00% 5/15/2045	1,125	835
Capital World Bond Fund — Page 32 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.875% 8/15/2045	USD1,250	$904
U.S. Treasury 3.00% 11/15/2045	1,425	1,053
U.S. Treasury 3.00% 2/15/2048	3,165	2,313
U.S. Treasury 3.125% 5/15/2048	800	599
U.S. Treasury 3.00% 2/15/2049	1,910	1,397
U.S. Treasury 2.00% 2/15/2050[14]	18,940	11,036
U.S. Treasury 1.25% 5/15/2050	12,110	5,705
U.S. Treasury 1.375% 8/15/2050	1,310	638
U.S. Treasury 2.375% 5/15/2051	2,080	1,319
U.S. Treasury 2.00% 8/15/2051[14]	37,600	21,685
U.S. Treasury 1.875% 11/15/2051	500	278
U.S. Treasury 2.25% 2/15/2052[14]	51,400	31,499
U.S. Treasury 2.875% 5/15/2052	2,986	2,115
U.S. Treasury 3.00% 8/15/2052	1,843	1,341
U.S. Treasury 4.00% 11/15/2052	6,931	6,141
U.S. Treasury 3.625% 5/15/2053	9,161	7,583
U.S. Treasury 4.125% 8/15/2053	360	327
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[4]	2,469	2,357
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[4]	3,830	3,719
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[4,14]	17,241	9,587
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[4]	286	236
Uber Technologies, Inc. 8.00% 11/1/2026[9]	890	901
UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,9]	7,050	6,928
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,9,10]	3,799	3,443
UKG, Inc., Term Loan, (1-month USD CME Term SOFR + 4.50%) 9.831% 5/4/2026[5,11]	550	552
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.618% 5/3/2027[5,11]	525	525
Ukraine 7.75% 9/1/2024[3]	44,660	15,413
Ukraine 8.994% 2/1/2026[3]	4,127	1,316
Ukraine 7.75% 9/1/2026[3]	12,460	3,772
Ukraine 7.75% 9/1/2029[3]	2,300	664
Ukraine 6.876% 5/21/2031[3]	9,540	2,546
UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,9]	16,050	13,466
Uniform Mortgage-Backed Security 2.00% 10/1/2038[6,13]	20,125	17,262
Uniform Mortgage-Backed Security 2.00% 10/1/2053[6,13]	2,092	1,592
Uniform Mortgage-Backed Security 3.50% 10/1/2053[6,13]	47,100	40,510
Uniform Mortgage-Backed Security 4.00% 10/1/2053[6,13]	30,415	27,081
Uniform Mortgage-Backed Security 4.50% 10/1/2053[6,13]	98,894	90,805
Uniform Mortgage-Backed Security 5.00% 10/1/2053[6,13]	20,036	18,904
Uniform Mortgage-Backed Security 6.00% 10/1/2053[6,13]	70,280	69,363
Uniform Mortgage-Backed Security 6.50% 10/1/2053[6,13]	10,000	10,046
Uniform Mortgage-Backed Security 2.00% 11/1/2053[6,13]	42,252	32,181
Uniform Mortgage-Backed Security 2.50% 11/1/2053[6,13]	178,953	142,288
Uniform Mortgage-Backed Security 3.00% 11/1/2053[6,13]	34,000	28,160
Uniform Mortgage-Backed Security 3.50% 11/1/2053[6,13]	119,003	102,445
Uniform Mortgage-Backed Security 4.00% 11/1/2053[6,13]	37,400	33,336
Uniform Mortgage-Backed Security 4.50% 11/1/2053[6,13]	25,000	22,963
Uniform Mortgage-Backed Security 5.00% 11/1/2053[6,13]	2,300	2,171
Uniform Mortgage-Backed Security 5.50% 11/1/2053[6,13]	56,394	54,488
Uniform Mortgage-Backed Security 6.00% 11/1/2053[6,13]	45,000	44,392
Union Pacific Corp. 2.80% 2/14/2032	4,000	3,303
Union Pacific Corp. 4.30% 3/1/2049	1,550	1,241
United Mexican States 4.875% 5/19/2033	210	189
United Mexican States 5.00% 4/27/2051	1,020	787
Capital World Bond Fund — Page 33 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
United Mexican States 6.338% 5/4/2053	USD3,745	$3,418
United Mexican States 3.771% 5/24/2061	1,300	767
United Natural Foods, Inc. 6.75% 10/15/2028[9]	250	191
UnitedHealth Group, Inc. 3.75% 7/15/2025	1,658	1,614
UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,349
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,246
UnitedHealth Group, Inc. 4.25% 6/15/2048	757	605
UnitedHealth Group, Inc. 3.25% 5/15/2051	731	481
UnitedHealth Group, Inc. 4.75% 5/15/2052	230	196
Universal Entertainment Corp. 8.75% 12/11/2024[9]	500	533
Univision Communications, Inc. 8.00% 8/15/2028[9]	120	116
Univision Communications, Inc. 4.50% 5/1/2029[9]	3,015	2,458
Univision Communications, Inc. 7.375% 6/30/2030[9]	50	46
US Foods, Inc. 4.625% 6/1/2030[9]	585	509
Vail Resorts, Inc. 6.25% 5/15/2025[9]	760	757
Vale Overseas, Ltd. 3.75% 7/8/2030	5	4
Valvoline, Inc. 3.625% 6/15/2031[9]	733	569
Venator Finance SARL 9.50% 7/1/2025[3,9]	465	198
Venator Finance SARL 5.75% 7/15/2025[3,9]	654	32
Venator Finance SARL, Term Loan, 15.05% 10/16/2023[5,11]	283	296
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[3]	60	4
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[3]	1,074	75
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[3]	883	62
Venezuela (Bolivarian Republic of) 12.75% 8/23/2022[3]	80	8
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[3]	1,289	113
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[3]	279	27
Venezuela (Bolivarian Republic of) 7.65% 4/21/2025[3]	120	11
Venezuela (Bolivarian Republic of) 11.75% 10/21/2026[3]	60	6
Venezuela (Bolivarian Republic of) 9.25% 9/15/2027[3]	159	16
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[3]	2,498	259
Venezuela (Bolivarian Republic of) 11.95% 8/5/2031[3]	99	10
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[3]	99	10
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[9]	310	261
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[9]	189	180
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[9]	1,215	998
Venture Global LNG, Inc. 8.125% 6/1/2028[9]	350	347
Veralto Corp. 5.35% 9/18/2028[9]	250	247
Veralto Corp. 5.45% 9/18/2033[9]	1,000	968
Verizon Communications, Inc. 1.68% 10/30/2030	712	542
Verizon Communications, Inc. 1.75% 1/20/2031	1,212	914
Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,277
Verizon Communications, Inc. 3.55% 3/22/2051	1,594	1,050
Viasat, Inc. 6.50% 7/15/2028[9]	150	104
VICI Properties, LP 4.375% 5/15/2025	996	964
VICI Properties, LP 4.625% 6/15/2025[9]	751	726
VICI Properties, LP 4.50% 1/15/2028[9]	1,642	1,500
VICI Properties, LP 4.75% 2/15/2028	2,064	1,933
VICI Properties, LP 4.625% 12/1/2029[9]	492	437
VICI Properties, LP 4.95% 2/15/2030	1,767	1,619
VICI Properties, LP 4.125% 8/15/2030[9]	520	443
VICI Properties, LP 5.125% 5/15/2032	905	811
VICI Properties, LP 5.625% 5/15/2052	275	228
Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	873
Vital Energy, Inc. 10.125% 1/15/2028	150	153
Vital Energy, Inc. 9.75% 10/15/2030	345	353
Capital World Bond Fund — Page 34 of 48

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Volkswagen Group of America Finance, LLC 4.25% 11/13/2023[9]	USD11,700	$11,676
VZ Secured Financing BV 5.00% 1/15/2032[9]	575	452
W&T Offshore, Inc. 11.75% 2/1/2026[9]	325	335
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	2,873	2,440
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	11,988	9,278
Warrior Met Coal, Inc. 7.875% 12/1/2028[9]	152	153
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[9]	1,572	1,470
Weatherford International, Ltd. 6.50% 9/15/2028[9]	750	751
Weatherford International, Ltd. 8.625% 4/30/2030[9]	683	689
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	13,194	12,124
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	9,952	7,801
WESCO Distribution, Inc. 7.125% 6/15/2025[9]	320	321
WESCO Distribution, Inc. 7.25% 6/15/2028[9]	347	349
Western Midstream Operating, LP 3.10% 2/1/2025[1]	370	354
Western Midstream Operating, LP 3.95% 6/1/2025	50	48
Western Midstream Operating, LP 6.15% 4/1/2033	175	169
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[6,9]	8,444	8,422
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[6,9]	1,769	1,753
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[6,9]	379	374
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	7,960
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[1]	3,142	2,356
Westpac Banking Corp. 2.963% 11/16/2040	400	244
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[9,12]	488	54
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[9,12]	389	193
Williams Companies, Inc. 3.50% 11/15/2030	1,720	1,484
Willis North America, Inc. 4.65% 6/15/2027	375	359
Willis North America, Inc. 5.35% 5/15/2033	4,000	3,736
WMG Acquisition Corp. 3.75% 12/1/2029[9]	822	691
WMG Acquisition Corp. 3.875% 7/15/2030[9]	885	749
WMG Acquisition Corp. 3.00% 2/15/2031[9]	605	476
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,7]	680	624
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[9]	830	746
Wynn Las Vegas, LLC 5.50% 3/1/2025[9]	295	290
Wynn Resorts Finance, LLC 7.125% 2/15/2031[9]	277	263
Xcel Energy, Inc. 2.35% 11/15/2031	535	409
Xcel Energy, Inc. 4.60% 6/1/2032	350	318
Xcel Energy, Inc. 5.45% 8/15/2033	1,150	1,099
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[9]	780	580
Ziggo Bond Co. BV 5.125% 2/28/2030[9]	325	243
Ziggo BV 4.875% 1/15/2030[9]	530	432
Zoetis, Inc. 5.60% 11/16/2032	1,625	1,619
		4,120,487
Total bonds, notes & other debt instruments (cost: $9,393,882,000)		8,334,763
Convertible bonds & notes 0.13% U.S. dollars 0.13%
Abu Dhabi National Oil Co., convertible notes, 0.70% 6/4/2024	10,400	10,039
Airbnb, Inc., convertible notes, 0% 3/15/2026	543	479
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026	150	113
DISH Network Corp., convertible notes, 3.375% 8/15/2026	390	236
Duke Energy Corp., convertible notes, 4.125% 4/15/2026[9]	230	224
Capital World Bond Fund — Page 35 of 48

unaudited
Convertible bonds & notes (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
Marriott Vacations Worldwide Corp. 3.25% 12/15/2027[9]		USD236	$207
PENN Entertainment, Inc. 2.75% 5/15/2026		87	106
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025		152	300
Total convertible bonds & notes (cost: $11,970,000)			11,704
Preferred securities 0.01% U.S. dollars 0.01%		Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[7,9,15]		278	233
Total preferred securities (cost: $287,000)			233
Common stocks 0.02% U.S. dollars 0.02%
Chesapeake Energy Corp.		9,204	794
Constellation Oil Services Holding SA, Class B-1[7,15]		3,023,297	393
Diebold Nixdorf, Inc.[15]		17,611	333
Talen Energy Corp.[15]		4,629	245
Altera Infrastructure, LP7,15		77	6
Bighorn Permian Resources, LLC[7]		2,668	— [8]
			1,771
Total common stocks (cost: $1,402,000)			1,771
Investment funds 0.00%
Capital Group Central Corporate Bond Fund[16]		23,797	189
Total investment funds (cost: $193,000)			189
Short-term securities 15.82% Bills & notes of governments & government agencies outside the U.S. 1.62%	Weighted average yield at acquisition	Principal amount (000)
Japan Treasury 1/22/2024	(0.112%)	JPY287,100	1,922
Japan Treasury 2/20/2024	(0.103)	21,265,700	142,387
Sri Lanka (Democratic Socialist Republic of) 11/10/2023	21.545	LKR201,000	611
Sri Lanka (Democratic Socialist Republic of) 5/10/2024	17.987	230,000	651
			145,571
U.S. Treasury bills 0.22%
U.S. Treasury 11/2/2023	4.530	USD20,000	19,909
Money market investments 13.98%		Shares
Capital Group Central Cash Fund 5.44%[16,17]		12,587,465	1,258,621
Total short-term securities (cost: $1,440,690,000)			1,424,101
Capital World Bond Fund — Page 36 of 48

unaudited
Options purchased (equity style) 0.00%	Shares	Value (000)
Options purchased (equity style)*		— [8]
Total investment securities 108.58% (cost: $10,848,424,000)		9,772,761
Other assets less liabilities (8.58)%		(772,070)
Net assets 100.00%		$9,000,691
*Options purchased (equity style)

Foreign currency options
Description	Counterparty	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2023 (000)
Call
EUR/USD Foreign Currency Option	Citibank	EUR465	USD1.08	10/03/2023	$— [8]
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2023 (000)
30 Day Federal Funds Futures	Long	31	11/1/2023	USD12,230	$3
30 Day Federal Funds Futures	Short	32	2/1/2024	(12,611)	(3)
3 Month SOFR Futures	Long	65	9/18/2024	15,407	(86)
3 Month SOFR Futures	Long	21	3/19/2025	5,009	3
2 Year Euro-Schatz Futures	Long	114	12/11/2023	12,654	(53)
2 Year U.S. Treasury Note Futures	Long	9,108	1/4/2024	1,846,291	(2,942)
5 Year Euro-Bobl Futures	Long	4,475	12/11/2023	547,636	(7,410)
5 Year Canadian Government Bond Futures	Long	189	12/29/2023	15,025	(162)
5 Year U.S. Treasury Note Futures	Long	7,030	1/4/2024	740,676	(5,895)
10 Year Italy Government Bond Futures	Long	451	12/11/2023	52,321	(2,580)
10 Year Euro-Bund Futures	Long	92	12/11/2023	12,512	127
10 Year French Government Bond Futures	Short	171	12/11/2023	(22,273)	707
10 Year Australian Treasury Bond Futures	Long	153	12/15/2023	11,015	(284)
10 Year Japanese Government Bond Futures	Short	159	12/20/2023	(154,233)	1,052
10 Year UK Gilt Futures	Long	409	12/29/2023	46,988	163
10 Year Canadian Government Bond Futures	Long	82	12/29/2023	6,951	(180)
10 Year U.S. Treasury Note Futures	Short	3,274	12/29/2023	(353,797)	3,781
10 Year Ultra U.S. Treasury Note Futures	Short	4,724	12/29/2023	(527,021)	14,347
20 Year U.S. Treasury Bond Futures	Long	322	12/29/2023	36,638	(1,895)
30 Year Euro-Buxl Futures	Short	430	12/11/2023	(55,627)	5,113
30 Year Ultra U.S. Treasury Bond Futures	Short	200	12/29/2023	(23,737)	(222)
					$3,584
Capital World Bond Fund — Page 37 of 48

unaudited
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	92,178	EUR	86,011	BNP Paribas	10/6/2023	$1,217
USD	17,712	EUR	16,475	Standard Chartered Bank	10/6/2023	289
USD	11,667	EUR	10,852	Standard Chartered Bank	10/6/2023	191
USD	9,289	EUR	8,640	Standard Chartered Bank	10/6/2023	152
USD	9,040	EUR	8,408	Standard Chartered Bank	10/6/2023	148
USD	4,510	EUR	4,195	Standard Chartered Bank	10/6/2023	74
USD	3,837	EUR	3,569	Standard Chartered Bank	10/6/2023	63
USD	9,650	MXN	167,400	Barclays Bank PLC	10/6/2023	56
USD	3,007	EUR	2,797	Standard Chartered Bank	10/6/2023	49
USD	2,204	EUR	2,050	Standard Chartered Bank	10/6/2023	36
USD	1,620	EUR	1,507	Standard Chartered Bank	10/6/2023	26
USD	652	CZK	14,550	JPMorgan Chase	10/6/2023	22
USD	593	CZK	13,206	Standard Chartered Bank	10/6/2023	21
USD	639	ZAR	11,834	BNP Paribas	10/6/2023	14
USD	811	ZAR	15,184	JPMorgan Chase	10/6/2023	9
USD	127	EUR	119	JPMorgan Chase	10/6/2023	1
MXN	1,697	USD	98	Barclays Bank PLC	10/6/2023	(1)
CZK	6,474	USD	284	JPMorgan Chase	10/6/2023	(3)
EUR	767	USD	824	BNP Paribas	10/6/2023	(13)
DKK	301,540	EUR	40,467	Standard Chartered Bank	10/6/2023	(36)
EUR	2,747	USD	2,953	Standard Chartered Bank	10/6/2023	(48)
PLN	16,580	USD	4,016	Citibank	10/6/2023	(221)
EUR	17,760	USD	19,082	Bank of America	10/6/2023	(299)
EUR	45,052	USD	48,436	Standard Chartered Bank	10/6/2023	(792)
USD	2,083	EUR	1,940	JPMorgan Chase	10/10/2023	31
USD	393	HUF	145,619	Goldman Sachs	10/11/2023	(1)
HUF	146,129	USD	401	Morgan Stanley	10/11/2023	(6)
USD	26,677	GBP	21,360	Standard Chartered Bank	10/12/2023	614
USD	13,080	EUR	12,198	JPMorgan Chase	10/12/2023	176
USD	16,515	HUF	6,044,230	Goldman Sachs	10/12/2023	146
USD	5,805	GBP	4,648	Standard Chartered Bank	10/12/2023	134
USD	5,242	GBP	4,197	Standard Chartered Bank	10/12/2023	121
HUF	788,520	EUR	2,007	JPMorgan Chase	10/12/2023	12
USD	35,773	EUR	33,810	JPMorgan Chase	10/12/2023	8
HUF	923	USD	3	Goldman Sachs	10/12/2023	— [8]
ILS	14,850	USD	3,897	HSBC Bank	10/12/2023	(1)
PLN	1,801	USD	423	JPMorgan Chase	10/12/2023	(11)
GBP	7,900	USD	9,867	Standard Chartered Bank	10/12/2023	(227)
USD	39,912	MXN	701,897	Morgan Stanley	10/12/2023	(274)
EUR	138,760	USD	148,791	JPMorgan Chase	10/12/2023	(2,008)
CAD	35,917	USD	26,286	UBS AG	10/13/2023	163
USD	6,995	EUR	6,529	Goldman Sachs	10/13/2023	88
USD	2,114	CZK	48,220	Barclays Bank PLC	10/13/2023	25
CNH	13,078	USD	1,783	Bank of America	10/13/2023	9
USD	357	MYR	1,667	HSBC Bank	10/13/2023	1
TRY	19,000	USD	692	Citibank	10/13/2023	(12)
CLP	507,753	USD	592	JPMorgan Chase	10/13/2023	(21)
PLN	9,550	USD	2,209	Barclays Bank PLC	10/13/2023	(24)
USD	22,446	CAD	30,670	UBS AG	10/13/2023	(139)
USD	48,662	AUD	76,282	Bank of America	10/13/2023	(409)
EUR	32,990	USD	35,343	Goldman Sachs	10/13/2023	(444)
Capital World Bond Fund — Page 38 of 48

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
CLP	30,836,370	USD	35,298	Bank of America	10/13/2023	$(629)
EUR	33,350	CAD	48,801	Standard Chartered Bank	10/13/2023	(657)
USD	48,402	EUR	44,950	Citibank	10/16/2023	845
USD	18,167	GBP	14,530	Citibank	10/16/2023	436
USD	23,845	CAD	32,320	HSBC Bank	10/16/2023	43
USD	568	CZK	13,079	Goldman Sachs	10/16/2023	2
CZK	26	USD	1	JPMorgan Chase	10/16/2023	— [8]
CZK	19,251	USD	836	Goldman Sachs	10/16/2023	(3)
CAD	4,741	USD	3,498	HSBC Bank	10/16/2023	(6)
MXN	1,525,210	USD	87,778	Morgan Stanley	10/16/2023	(516)
JPY	3,434,800	USD	24,971	Barclays Bank PLC	10/16/2023	(1,918)
SEK	250,090	USD	22,376	JPMorgan Chase	10/18/2023	532
USD	11,990	MXN	206,873	Morgan Stanley	10/18/2023	158
NZD	6,620	USD	3,909	UBS AG	10/18/2023	59
USD	698	HUF	252,370	JPMorgan Chase	10/18/2023	15
EUR	32,597	DKK	243,030	HSBC Bank	10/18/2023	5
USD	546	PLN	2,378	BNP Paribas	10/18/2023	2
ZAR	21,471	USD	1,130	Standard Chartered Bank	10/18/2023	2
USD	579	MYR	2,703	JPMorgan Chase	10/18/2023	1
USD	3	HUF	993	JPMorgan Chase	10/18/2023	— [8]
PLN	2,368	USD	543	Morgan Stanley	10/18/2023	(1)
USD	1,493	ZAR	28,367	Standard Chartered Bank	10/18/2023	(3)
MYR	43,000	USD	9,206	JPMorgan Chase	10/18/2023	(13)
CZK	98,330	USD	4,274	HSBC Bank	10/18/2023	(15)
THB	36,498	USD	1,026	UBS AG	10/18/2023	(27)
AUD	11,870	USD	7,669	JPMorgan Chase	10/18/2023	(32)
THB	53,752	USD	1,509	JPMorgan Chase	10/18/2023	(37)
EUR	6,340	USD	6,766	Citibank	10/18/2023	(57)
CNH	1,863,841	USD	255,938	Bank of America	10/18/2023	(358)
CHF	16,270	USD	18,262	JPMorgan Chase	10/18/2023	(450)
DKK	354,220	USD	50,766	HSBC Bank	10/18/2023	(503)
EUR	87,760	USD	93,653	Citibank	10/18/2023	(794)
THB	2,881,870	USD	80,736	JPMorgan Chase	10/18/2023	(1,833)
USD	11,636	PLN	50,650	JPMorgan Chase	10/19/2023	49
PLN	4,884	USD	1,122	JPMorgan Chase	10/19/2023	(5)
PLN	50,650	USD	11,770	Citibank	10/19/2023	(182)
USD	68,021	EUR	63,720	JPMorgan Chase	10/20/2023	593
EUR	82,035	JPY	12,908,250	Standard Chartered Bank	10/20/2023	108
CNH	391,651	USD	53,672	Goldman Sachs	10/20/2023	37
GBP	880	USD	1,091	JPMorgan Chase	10/20/2023	(18)
AUD	27,428	USD	17,734	HSBC Bank	10/20/2023	(85)
EUR	51,724	USD	55,370	Bank of America	10/20/2023	(637)
JPY	23,403,181	USD	159,125	Goldman Sachs	10/20/2023	(1,932)
COP	113,951,400	USD	27,541	Morgan Stanley	10/23/2023	185
USD	2,761	INR	229,240	Citibank	10/23/2023	6
INR	229,340	USD	2,764	HSBC Bank	10/23/2023	(9)
COP	56,354,512	USD	13,894	UBS AG	10/23/2023	(182)
JPY	28,983,195	USD	197,053	HSBC Bank	10/23/2023	(2,271)
USD	39,795	KRW	52,728,100	JPMorgan Chase	10/24/2023	758
USD	32,731	COP	131,511,914	Citibank	10/24/2023	742
USD	27,729	KRW	36,700,660	HSBC Bank	10/24/2023	558
Capital World Bond Fund — Page 39 of 48

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	60,950	IDR	936,976,316	Citibank	10/24/2023	$439
USD	32,700	CLP	28,902,490	Standard Chartered Bank	10/24/2023	235
CLP	4,293,414	USD	4,796	Morgan Stanley	10/24/2023	26
USD	3,145	COP	12,826,700	BNP Paribas	10/24/2023	25
USD	491	PEN	1,824	Goldman Sachs	10/24/2023	10
USD	392	BRL	1,950	Citibank	10/24/2023	5
IDR	4,479,642	USD	291	Citibank	10/24/2023	(2)
BRL	35,594	USD	7,156	Citibank	10/24/2023	(101)
USD	24,355	COP	101,124,700	Citibank	10/24/2023	(242)
COP	80,954,160	USD	20,542	Goldman Sachs	10/24/2023	(850)
USD	46,389	EUR	43,508	Morgan Stanley	10/25/2023	340
USD	9,987	GBP	8,130	UBS AG	10/25/2023	66
PLN	2,990	USD	688	Barclays Bank PLC	10/25/2023	(4)
JPY	191,810	USD	1,303	HSBC Bank	10/25/2023	(13)
GBP	2,567	USD	3,153	UBS AG	10/25/2023	(21)
EUR	302,122	USD	322,130	Morgan Stanley	10/25/2023	(2,359)
USD	33,487	THB	1,226,400	Citibank	10/26/2023	(112)
THB	1,973,595	USD	54,595	Citibank	10/26/2023	(525)
USD	36,982	EUR	34,855	JPMorgan Chase	10/27/2023	87
USD	6,737	JPY	1,000,510	Bank of New York Mellon	10/27/2023	8
HUF	7,005,140	USD	18,911	Bank of America	10/27/2023	6
USD	848	PEN	3,203	Morgan Stanley	10/27/2023	4
USD	4,306	GBP	3,526	UBS AG	10/27/2023	3
CHF	5,200	USD	5,718	Bank of America	10/27/2023	(20)
GBP	45,962	USD	56,132	UBS AG	10/27/2023	(44)
CAD	25,143	USD	18,662	Morgan Stanley	10/27/2023	(143)
EUR	96,881	USD	102,792	JPMorgan Chase	10/27/2023	(243)
JPY	21,993,010	USD	148,519	Citibank	10/27/2023	(604)
USD	562	BRL	2,813	Morgan Stanley	10/30/2023	5
USD	554	MXN	9,877	BNP Paribas	10/30/2023	(9)
USD	36,928	ZAR	664,500	Morgan Stanley	11/3/2023	1,943
ZAR	78,250	USD	4,165	Goldman Sachs	11/3/2023	(45)
ZAR	327,700	USD	17,674	Bank of America	11/3/2023	(421)
USD	52,184	ZAR	1,006,410	Morgan Stanley	11/3/2023	(803)
USD	60,978	DKK	428,570	UBS AG	11/6/2023	101
EUR	29,291	DKK	218,340	UBS AG	11/6/2023	4
ZAR	19,454	USD	1,021	Citibank	11/6/2023	3
USD	238	EUR	224	HSBC Bank	11/6/2023	— [8]
USD	285	HUF	105,470	Citibank	11/6/2023	— [8]
USD	11	ZAR	206	Citibank	11/6/2023	— [8]
HUF	251,663	USD	679	Citibank	11/6/2023	(1)
RON	3,223	USD	685	JPMorgan Chase	11/6/2023	(1)
USD	216	ZAR	4,130	Morgan Stanley	11/6/2023	(1)
USD	1,115	CNH	8,140	HSBC Bank	11/6/2023	(2)
EUR	1,200	USD	1,273	HSBC Bank	11/6/2023	(2)
PLN	27,662	USD	6,350	JPMorgan Chase	11/6/2023	(24)
USD	101,046	MXN	1,774,230	Citibank	11/7/2023	(73)
JPY	13,605,347	EUR	86,723	Bank of America	11/8/2023	(171)
USD	23,075	BRL	116,967	HSBC Bank	11/10/2023	(60)
INR	213,380	USD	2,571	JPMorgan Chase	12/7/2023	(12)
USD	19,956	GBP	16,000	Goldman Sachs	12/20/2023	423
Capital World Bond Fund — Page 40 of 48

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Currency purchased (000)		Currency sold (000)
USD	27,074	KRW	36,000,000	JPMorgan Chase	12/20/2023	$339
USD	3,025	GBP	2,425	Goldman Sachs	12/20/2023	64
USD	3,000	CAD	4,090	HSBC Bank	12/20/2023	(15)
USD	5,762	AUD	9,000	JPMorgan Chase	12/20/2023	(41)
USD	4,414	NZD	7,500	JPMorgan Chase	12/20/2023	(82)
JPY	1,000,000	USD	6,893	JPMorgan Chase	12/20/2023	(106)
EUR	7,900	USD	8,507	Standard Chartered Bank	12/20/2023	(121)
USD	22,409	AUD	35,000	JPMorgan Chase	12/20/2023	(161)
USD	23,539	NZD	40,000	JPMorgan Chase	12/20/2023	(436)
EUR	62,000	USD	66,762	Standard Chartered Bank	12/20/2023	(946)
USD	25,678	JPY	3,744,390	JPMorgan Chase	12/26/2023	238
USD	28,271	EUR	26,480	HSBC Bank	12/27/2023	148
USD	22,554	MXN	406,430	Goldman Sachs	12/29/2023	(405)
USD	16,113	BRL	85,800	JPMorgan Chase	12/29/2023	(766)
USD	1,386	BRL	7,487	Citibank	1/2/2024	(86)
USD	1,493	BRL	8,168	JPMorgan Chase	1/2/2024	(113)
USD	13,442	BRL	74,217	JPMorgan Chase	1/2/2024	(1,151)
USD	27,802	BRL	150,210	JPMorgan Chase	1/2/2024	(1,734)
USD	43,879	BRL	242,267	JPMorgan Chase	1/2/2024	(3,758)
USD	1,149	JPY	143,550	Bank of America	1/22/2024	169
USD	583	JPY	72,150	Citibank	1/22/2024	91
USD	577	JPY	71,400	Citibank	1/22/2024	90
USD	84,249	JPY	10,668,700	HSBC Bank	2/16/2024	11,148
USD	83,683	JPY	10,597,000	HSBC Bank	2/16/2024	11,073
JPY	21,265,700	USD	166,521	HSBC Bank	2/16/2024	(20,809)
USD	166,615	JPY	21,265,700	HSBC Bank	2/20/2024	20,810
						$1,134
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	NZD79,737	$(86)	$—	$(86)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	90,950	(98)	—	(98)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	90,850	(97)	—	(97)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	90,850	(108)	—	(108)
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	100,996	(126)	—	(126)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	3,733	(7)	—	(7)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	7,460	(14)	—	(14)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(280)	—	(280)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	129,491	(281)	—	(281)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	10,894	(24)	—	(24)
4.912%	Annual	SOFR	Annual	8/24/2025	USD11,000	(23)	—	(23)
4.8189%	Annual	SOFR	Annual	8/25/2025	11,000	(41)	—	(41)
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	(33)	—	(33)
Capital World Bond Fund — Page 41 of 48

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
4.66%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	$(159)	$—	$(159)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD147,020	(3,386)	—	(3,386)
4.0285%	Annual	SOFR	Annual	2/10/2026	243,410	(4,370)	—	(4,370)
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(130)	—	(130)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	108,000	(540)	—	(540)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	105,200	(524)	—	(524)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	279,500	(1,364)	—	(1,364)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	740,700	(3,637)	—	(3,637)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	770,600	(3,768)	—	(3,768)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(48)	—	(48)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(49)	—	(49)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(539)	—	(539)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(818)	—	(818)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,248	(1,212)	—	(1,212)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,946)	—	(1,946)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	676,683	(2,603)	—	(2,603)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	150	—	150
7.805%	28-day	28-day MXN-TIIE	28-day	2/23/2027	MXN187,375	(661)	—	(661)
7.795%	28-day	28-day MXN-TIIE	28-day	2/24/2027	829,520	(2,940)	—	(2,940)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	36,200	(74)	—	(74)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	(9)	—	(9)
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	(32)	—	(32)
9.40%	28-day	28-day MXN-TIIE	28-day	2/16/2028	MXN1,687,270	(1,052)	—	(1,052)
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(2,056)	(16)	(2,040)
4.98038%	Annual	SONIA	Annual	6/21/2028	103,790	1,786	—	1,786
4.96048%	Annual	SONIA	Annual	6/21/2028	51,100	828	—	828
4.545%	Annual	SONIA	Annual	9/21/2028	8,160	(25)	—	(25)
4.4536%	Annual	SONIA	Annual	9/26/2028	31,870	(250)	—	(250)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD71,720	4,025	—	4,025
SOFR	Annual	3.4705%	Annual	2/10/2030	110,460	5,159	—	5,159
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(108)	—	(108)
SOFR	Annual	3.25%	Annual	4/24/2033	USD27,171	2,160	—	2,160
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP27,750	12	—	12
SONIA	Annual	4.36738%	Annual	6/21/2033	56,340	(71)	—	(71)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD840	(17)	—	(17)
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	42	—	42
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	64	—	64
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	74	—	74
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,751)	(43)	(2,708)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(103)	—	(103)
3.278%	Annual	SOFR	Annual	3/16/2043	USD4,054	(513)	—	(513)
1.0469%	Annual	SONIA	Annual	3/2/2052	GBP70	(44)	—	(44)
SOFR	Annual	3.044%	Annual	3/16/2053	USD3,032	505	—	505
						$(22,212)	$(59)	$(22,153)
Capital World Bond Fund — Page 42 of 48

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium paid (000)	Unrealized appreciation (depreciation) at 9/30/2023 (000)
Rate	Payment frequency	Rate	Payment frequency
11.97%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	BRL14,700	$43	$—	$43
11.46%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2026	9,234	— [8]	—	— [8]
11.15%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2026	9,330	(19)	—	(19)
							$24	$—	$24
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2023 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2023 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD182,000	$(2,162)	$(2,548)	$386
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	33,510	(262)	(291)	29
					$(2,424)	$(2,839)	$415
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount[18] (000)	Value at 9/30/2023[19] (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2023 (000)
5.00%	Quarterly	CDX.NA.HY.40	6/20/2028	USD2,130	$32	$34	$(2)
Investments in affiliates16

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2023 (000)	Dividend income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$54,056	$1,087	$55,126	$902	$(730)	$189	$1,086
Short-term securities 13.98%
Money market investments 13.98%
Capital Group Central Cash Fund 5.44%[17]	648,579	3,142,788	2,532,725	56	(77)	1,258,621	38,048
Total 13.98%				$958	$(807)	$1,258,810	$39,134
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
NBM US Holdings, Inc. 7.00% 5/14/2026	8/6/2021-5/19/2023	$19,604	$19,667	.22%
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-7/19/2023	4,995	4,812.05
Netflix, Inc. 3.875% 11/15/2029	10/27/2021-10/29/2021	5,181	3,906.04
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,811	2,774.03
Capital World Bond Fund — Page 43 of 48

unaudited
Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,7]	6/23/2023	$655	$624	.01%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,11]	9/13/2023	534	545.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.876% 9/13/2029[5,11]	9/13/2023	11	12	.00 [20]
General Electric Co. 4.125% 9/19/2035	2/3/2022	709	519.01
Ste Transcore Holdings, Inc. 3.75% 5/5/2032	12/21/2022	277	269	.00 [20]
Resorts World Las Vegas, LLC 4.625% 4/16/2029	8/11/2023	252	240	.00 [20]
Total		$36,029	$33,368	.37%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $33,368,000, which represented .37% of the net assets of the fund.

[3]	Scheduled interest and/or principal payment was not received.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $662,017,000, which represented 7.36% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $12,982,000, which represented .14% of the net assets of the fund.

[12]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[13]	Purchased on a TBA basis.
[14]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $79,424,000, which represented .88% of the net assets of the fund.
[15]	Security did not produce income during the last 12 months.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 9/30/2023.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[20]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Bond Fund — Page 44 of 48

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $3,095,289,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $4,394,291,000. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $2,541,318,000 and $268,442,000, respectively. The average month-end notional amount of options on foreign currencies while held was $492,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results
Capital World Bond Fund — Page 45 of 48

unaudited
of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,529,193	$—	$1,529,193
Japanese yen	—	563,394	—	563,394
Chinese yuan renminbi	—	428,056	—	428,056
British pounds	—	349,397	—	349,397
Canadian dollars	—	213,396	—	213,396
Brazilian reais	—	173,599	—	173,599
Mexican pesos	—	172,877	—	172,877
South Korean won	—	160,077	—	160,077
Indonesian rupiah	—	157,910	—	157,910
Australian dollars	—	153,491	—	153,491
South African rand	—	91,564	—	91,564
Colombian pesos	—	56,676	—	56,676
Danish kroner	—	52,191	—	52,191
New Zealand dollars	—	25,795	—	25,795
Malaysian ringgits	—	15,583	—	15,583
Czech korunas	—	13,656	—	13,656
Chilean pesos	—	11,311	—	11,311
Polish zloty	—	10,307	—	10,307
Thai baht	—	8,216	—	8,216
Indian rupees	—	7,222	—	7,222
Ukrainian hryvnia	—	3,347	1,825	5,172
Hungarian forints	—	4,675	—	4,675
Israeli shekels	—	3,043	—	3,043
Romanian leu	—	2,813	—	2,813
Norwegian kroner	—	1,510	—	1,510
Peruvian nuevos soles	—	1,310	—	1,310
Dominican pesos	—	947	—	947
Kazakhstan tenge	—	895	—	895
Russian rubles	—	—	— *	— *
U.S. dollars	—	4,119,147	1,340	4,120,487
Convertible bonds & notes	—	11,704	—	11,704
Preferred securities	—	—	233	233
Common stocks	1,039	333	399	1,771
Investment funds	189	—	—	189
Options purchased on foreign currency (equity style)	—	— *	—	— *
Short-term securities	1,258,621	165,480	—	1,424,101
Total	$1,259,849	$8,509,115	$3,797	$9,772,761

Refer to the end of the tables for footnotes.
Capital World Bond Fund — Page 46 of 48

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,296	$—	$—	$25,296
Unrealized appreciation on open forward currency contracts	—	56,935	—	56,935
Unrealized appreciation on centrally cleared interest rate swaps	—	14,805	—	14,805
Unrealized appreciation on bilateral interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	415	—	415
Liabilities:
Unrealized depreciation on futures contracts	(21,712)	—	—	(21,712)
Unrealized depreciation on open forward currency contracts	—	(55,802)	—	(55,802)
Unrealized depreciation on centrally cleared interest rate swaps	—	(36,958)	—	(36,958)
Unrealized depreciation on bilateral interest rate swaps	—	(19)	—	(19)
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$3,584	$(20,584)	$—	$(17,000)
*
Amount less than one thousand.
†
are not included in the fund’s investment portfolio.

Key to abbreviations
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
DOP = Dominican pesos
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
LKR = Sri Lankan rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RUB = Russian rubles
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand
Capital World Bond Fund — Page 47 of 48

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2023 Capital Group. All rights reserved.
MFGEFP3-031-1123O-S96439
Capital World Bond Fund — Page 48 of 48